[FIRST INVESTORS LOGO]







--------------------------------------------------------------------------------
ALL-CAP GROWTH FUND
--------------------------------------------------------------------------------












--------------------------------------------------------------------------------
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------


THE DATE OF THIS

--------------------------------------------------------------------------------
                              P R O S P E C T U S
--------------------------------------------------------------------------------
                                                             IS JANUARY 31, 2005

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------

OVERVIEW OF THE FUND

What is the All-Cap Growth Fund?.............................................  3
    Objective................................................................  3
    Principal Investment Strategies..........................................  3
    Principal Risks..........................................................  3
Who should consider buying the All-Cap Growth Fund?..........................  4
How has the All-Cap Growth Fund performed?...................................  5
What are the fees and expenses of the All-Cap Growth Fund?...................  7

THE FUND IN DETAIL

What are the All-Cap Growth Fund's objective, principal
  investment strategies and principal risks?.................................  8
Who manages the All-Cap Growth Fund?......................................... 10

BUYING AND SELLING SHARES

How and when does the Fund price its shares?................................. 11
How do I buy shares?......................................................... 12
What are the sales charges?.................................................. 13
Are sales charge discounts available?........................................ 14
How do I sell shares?........................................................ 15
Can I exchange my shares for the shares of other First Investors Funds?...... 17
What are the Fund's policies on frequent trading in the shares of the Fund?.. 17
What are the risks of frequent trading in the shares of the Fund?............ 17

ACCOUNT POLICIES

What about dividends and capital gain distributions?......................... 19
What about taxes?............................................................ 19
How do I obtain a complete explanation of all account privileges and policies?.................................................................. 19

FINANCIAL HIGHLIGHTS ........................................................ 20

--------------------------------------------------------------------------------
OVERVIEW OF THE FUND
--------------------------------------------------------------------------------

WHAT IS THE ALL-CAP GROWTH FUND?

Objective:

The Fund seeks long-term growth of capital.

Principal Investment Strategies:

The Fund seeks to outperform the Russell 3000 Growth Index by investing primarily in common stocks of companies that are selected for their growth potential ("growth stocks"). The Fund uses an all market capitalization approach, meaning that it attempts to invest in stocks of fast-growing companies within each of the three market cap ranges large-, mid- and small. The Fund may, and frequently will, invest more than 40% of its total assets in its top ten holdings.

The Fund is managed by a team of portfolio managers, each with expertise in a specific range of the market capitalization spectrum. Each of the portfolio managers has a distinct sub-portfolio that is focused on the manager's area of market capitalization expertise. While the majority of the Fund's assets will tend to be allocated to large-cap stocks, a significant percentage of the Fund's assets will be allocated to small-cap and mid-cap stocks. The Fund currently defines "large-cap" stocks as those with market caps in excess of $10 billion, "mid-cap" stocks as those with market caps of between $2 billion and $10 billion and "small-cap" stocks as those with market caps of less than $2 billion. These cap ranges are defined by the Fund's subadviser and may change with market conditions. The Fund seeks securities of growth companies across a broad range of market capitalizations, which are companies that may be:

o major enterprises that have demonstrated and are expected to sustain above-average growth or whose rates of earnings growth are anticipated to accelerate because of factors such as expectations relative to management, new or unique products, superior market position, changes in demand for the company's products, or changes in the economy or segments of the economy affecting the company; or

o early in their life cycle but have the potential to become much larger enterprises.

Although the Fund invests primarily in large-cap companies, the Fund seeks growth companies of any size if they have products, proprietary technologies, management, or market opportunities that are likely to support earnings growth over extended time periods in excess of the growth rate of the economy and/or the rate of inflation. While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets ("foreign securities"). Stocks are generally sold when the upside return potential appears to be equal to the downside risk potential.

Principal Risks:

While the potential long-term rewards of investing in the Fund are substantial, there are also substantial risks.

o As in the case of all stock funds, there is market risk. This means that an investment in the Fund may decline in value due to a decline in the values of stocks in general or individual stocks owned by the Fund.

o Growth stocks are typically more volatile than the general stock market. If expectations concerning their growth prospects are not realized, the prices of these stocks may decline significantly.

o Small-cap and mid-cap stocks tend to experience sharper price fluctuations than stocks of larger companies.

o Because the Fund may invest more than 40% of its total assets in its top ten holdings, it may be more volatile than other Funds whose top ten holdings represent smaller percentages of their total assets.

o Investments in foreign securities involve additional risks, including the risks arising from currency fluctuation, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE ALL-CAP GROWTH FUND?

The All-Cap Growth Fund is most appropriately used to add diversification to an investment portfolio. It may be appropriate for you if you:

o  Are seeking significant growth of capital,

o  Are willing to accept a significant degree of investment risk, and

o  Have a long-term investment horizon and are able to ride out market cycles.

You should keep in mind that the Fund is not a complete investment program. For most investors, a complete program should include not only stock funds but also bond and money market funds. While stocks have historically outperformed other categories of investments over long periods of time, they generally carry higher risks. There have also been extended periods during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program can result in a loss.

HOW HAS THE ALL-CAP GROWTH FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

--------------------------------------------------------------------------------
                              ALL-CAP GROWTH FUND
                          [BAR CHART GRAPHIC OMITTED]

The bar chart contains the following plot points:

-15.09%         -23.74%         32.00%          12.52%
2001            2002            2003            2004

During the period shown, the highest quarterly return was 18.17%
(for the quarter ended June 30, 2003) and the lowest quarterly return was -18.58% (for the quarter ended September 30, 2001).
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes.

After-tax returns on the sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)

--------------------------------------------------------------------------------
                                              CLASS A             CLASS B
                               1 YEAR     (LIFE OF CLASS*)    (LIFE OF CLASS*)
--------------------------------------------------------------------------------

CLASS A SHARES
Return Before Taxes             6.09%         -5.05%                N/A
Return After Taxes on
Distributions                   6.09%         -5.05%                N/A
Return After Taxes on
Distributions and
Sale of Fund Shares             3.96%         -4.24%                N/A
--------------------------------------------------------------------------------
CLASS B SHARES
Return Before Taxes             7.86%           N/A               -4.81%
--------------------------------------------------------------------------------
INDEX
Russell 3000 Growth             6.93%         -8.16%              -8.16%
Index (reflects no
deduction for fees,
expenses or taxes)
--------------------------------------------------------------------------------

*BOTH CLASS A SHARES AND CLASS B SHARES COMMENCED OPERATIONS ON 10/25/00. THE AVERAGE ANNUAL TOTAL RETURNS SHOWN ARE FOR THE PERIOD OF 10/25/00 TO 12/31/04.

WHAT ARE THE FEES AND EXPENSES OF THE ALL-CAP GROWTH FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
Shareholder fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)      Class A Shares     Class B Shares
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)*  5.75%             None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)*                     None**            4.00%***
--------------------------------------------------------------------------------

* DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.

** A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.

*** 4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
              Management   Distribution and     Other          Total Annual Fund
                 Fees       Service (12b-1)    Expenses       Operating Expenses
                                Fees             (1)                 (1)
--------------------------------------------------------------------------------

   Class A      0.75%         0.30%             0.63%              1.68%
   Shares
--------------------------------------------------------------------------------
   Class B      0.75%         1.00%             0.63%              2.38%
   Shares
--------------------------------------------------------------------------------

(1) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAL FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES OR TOTAL ANNUAL FUND OPERATING EXPENSES.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions your costs would be:

--------------------------------------------------------------------------------
              ONE YEAR          THREE YEARS     FIVE YEARS      TEN YEARS
--------------------------------------------------------------------------------
If you redeem your shares:
--------------------------------------------------------------------------------
  Class A       $736              $1,074         $1,435          $2,448
   shares
--------------------------------------------------------------------------------
  Class B       $641              $1,042         $1,470          $2,542*
   shares
--------------------------------------------------------------------------------
If you do not redeem your shares:
--------------------------------------------------------------------------------

  Class A       $736              $1,074         $1,435          $2,448
   shares
--------------------------------------------------------------------------------
  Class B       $241                $742         $1,270          $2,542*
   shares
--------------------------------------------------------------------------------
* ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

--------------------------------------------------------------------------------
THE FUND IN DETAIL
--------------------------------------------------------------------------------

WHAT ARE THE ALL-CAP GROWTH FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

Objective:

The Fund seeks long-term growth of capital.

Principal Investment Strategies:

The Fund seeks to outperform the Russell 3000 Growth Index. Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks of companies that are selected for their growth potential. The Fund will notify shareholders at least 60 days prior to any change in this 80% policy. The Fund uses an all market cap growth strategy, meaning that it attempts to invest in fast-growing companies within each of the three market cap ranges - large, mid, and small. The Fund may, and frequently will, invest more than 40% of its total assets in its top ten holdings.

The Fund is managed by a team of portfolio managers, each with expertise in a specific range of the market capitalization spectrum. Each of the portfolio managers has a distinct sub-portfolio that is focused on the manager's area of market capitalization expertise. While the majority of the Fund's assets will tend to be allocated to large-cap stocks, a significant percentage of the Fund's assets will be allocated to small-cap and mid-cap stocks. The Fund currently defines "large-cap" stocks as those with market caps in excess of $10 billion, "mid-cap" stocks as those with market caps of between $2 billion and $10 billion and "small-cap" stocks as those with market caps of less than $2 billion. These cap ranges are defined by the Fund's subadviser and may change with market conditions. The Fund seeks securities of growth companies across a broad range of market capitalizations, which are companies that may be:

o major enterprises that have demonstrated and are expected to sustain above-average growth or whose rates of earnings growth are anticipated to accelerate because of factors such as expectations relative to management, new or unique products, superior market position, changes in demand for the company's products, or changes in the economy or segments of the economy affecting the company; or

o early in their life cycle but have the potential to become much larger enterprises.

Although the Fund invests primarily in large-cap companies, the Fund seeks growth companies of any size if they have products, proprietary technologies, management, or market opportunities that are likely to support earnings growth over extended time periods in excess of the growth rate of the economy and/or the rate of inflation. While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets. Stocks are generally sold when the upside return potential appears to be equal to the downside risk potential.

In selecting individual stocks, the team members look for companies that have some or all of the following characteristics:

o the expected ability to deliver relatively high, sustainable revenue growth over the next three years;

o a superior market position due to differentiated products and services and/or very strong sales and marketing;

o positive financial momentum, evidenced by accelerating sales growth, improving operating margins, or increasing cash flow; and

o high quality management teams which should be capable of leading, managing and growing the companies into more profitable enterprises.

From time to time, an individual security in a sub-portfolio will move out of its specified market cap range. If such a security remains outside the market cap range for more than twelve months, it will be transferred to the appropriate sub-portfolio or sold. The Fund will also sell a security if its fundamentals have deteriorated, it is no longer considered to have sufficient growth potential or if it is necessary to rebalance the portfolio.

The Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. If it does so, it may not achieve its investment objective. The Fund may also choose not to take defensive positions. The Fund may, at times, engage in short-term trading, which could produce higher transaction costs and taxable distributions and may result in a lower total return for the Fund.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report and information concerning the Fund's policies and procedures with respect to disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the All-Cap Growth Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk. Stock prices may decline over short or even extended periods not only because of company specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

Growth Stock Risk:

The Fund's focus on growth stocks increases the potential volatility of its share price. Growth stocks are stocks of companies which are expected to increase their revenues or earnings at above average rates. If expectations are not met, the prices of these stocks may decline significantly.

Small-Cap and Mid-Cap Risk:

The market risk associated with small-cap and mid-cap stocks is generally greater than that associated with large-cap stocks because such stocks tend to experience sharper price fluctuations than large-cap stocks. The additional volatility associated with small-to-mid-cap stocks is attributable to a number of factors, including the fact that the earnings of small-to-mid-size companies tend to be less predictable than those of larger, more established companies. Small-to-mid-cap stocks are also not as broadly traded as stocks of companies with larger market capitalizations. At times, it may be difficult for the Fund to sell small-to-mid-cap stocks at reasonable prices.

Foreign Securities Risk:

Investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

Concentration Risk:

Because the Fund may invest more than 40% of its total assets in its top ten holdings, it may be more volatile than other Funds whose top ten holdings represent smaller percentages of their total assets.

Other Risks:

The Fund may underperform the Russell 3000 Growth Index because it holds fewer securities than the index, it may hold securities which are not part of the index, and it may have sector, industry and market cap weightings which differ from the index.

WHO MANAGES THE ALL-CAP GROWTH FUND?

First Investors Management Company, Inc. ("FIMCO" or "Adviser") is the investment adviser to the Fund. FIMCO has been the investment adviser to the First Investors Family of Funds since 1965. Its address is 95 Wall Street, New York, NY 10005. As of September 30, 2004, FIMCO served as investment adviser to 50 mutual funds or series of funds with total net assets of approximately $6.27 billion. FIMCO supervises all aspects of the Fund's operations. For the fiscal year ended September 30, 2004, FIMCO received advisory fees of 0.75% of the Fund's average daily net assets, net of any waiver.

Wellington Management Company, LLP ("Wellington Management") serves as the investment subadviser of the All-Cap Growth Fund. Wellington Management has discretionary trading authority over all of the Fund's assets, subject to continuing oversight and supervision by FIMCO and the Fund's Board of Directors/Trustees. Wellington Management is located at 75 State Street, Boston, MA 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowment funds, foundations and other institutions. As of September 30, 2004, Wellington Management held investment management authority with respect to approximately $428 billion of assets. Of that amount, Wellington Management acted as investment adviser or subadviser to approximately 179 registered investment companies or series of such companies, with net assets of approximately $213 billion.

The All-Cap Growth Fund is managed by a team of portfolio managers.

--------------------------------------------------------------------------------
BUYING AND SELLING SHARES
--------------------------------------------------------------------------------

HOW AND WHEN DOES THE FUND PRICE ITS SHARES?

The share price (which is called "net asset value" or "NAV" per share) for the Fund is calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) each day that the NYSE is open ("Business Day"). The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, the Fund first values its assets, subtracts its liabilities and divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

The investments of the Fund are generally valued based upon their last reported sale prices, market quotations, or estimates of value provided by a pricing service as of the close of trading on the NYSE (collectively, "current market values"). If current market values for investments are not readily available, are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the close of trading on the NYSE, the investments may be valued at fair value prices as determined by the investment adviser of the Fund under procedures that have been approved by the Board of Directors/Trustees of the Fund.

The Fund may fair value a security due to, among other things, the fact that:
(a) a pricing service does not offer a current market value for the security;
(b) a current market value furnished by a pricing service is believed to be stale; (c) the security does not open for trading or stops trading and does not resume trading before the close of trading on the NYSE, pending some corporate announcement or development; or (d) the security is illiquid or trades infrequently and its market value is therefore slow to react to information. In such cases, the Fund's investment adviser will price the security based upon its estimate of the security's market value using some or all of the following factors: the information that is available as of the close of trading on the NYSE, including issuer-specific news; overall market movements; sector movements; or movements of similar securities.

Foreign securities are priced based upon their market values as of the close of the foreign markets in which they principally trade. Foreign securities may be fair valued not only for the reasons described above but also because major market movements in the U.S. have occurred subsequent to the closing of the foreign markets. The Fund has adopted criteria for determining when a market movement in the U.S. might be considered a significant event warranting fair value pricing of foreign securities. Even if these criteria are met, the Fund will not fair value foreign securities unless it can conclude that the closing prices are no longer reliable and use of fair value prices would have a material impact on the Fund's net asset value per share.

In the event that a security, domestic or foreign, is priced using fair value pricing, a Fund's value for that security is likely to be different than the security's last reported market sale price or quotation. Moreover, fair value pricing is based upon opinions or predictions on how events or information may affect market prices. Thus, different investment advisers may, in good faith and using reasonable procedures, conclude that the same security has a different fair value. Finally, the use of fair value pricing for one or more securities held by the Fund could cause the Fund's net asset value to be materially different than if the Fund had employed market values in pricing its securities.

Debt obligations with maturities of 60 days or less are valued at amortized cost.

HOW DO I BUY SHARES?

You may buy shares of the Fund through a registered representative of First Investors Corporation or through another authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. Subsequent investments can be made in any amount. We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open a Fund account with small monthly payments. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Woodbridge, N.J. offices in good order, as described in the Shareholder Manual, by the close of regular trading on the NYSE, your transaction will be priced at that day's NAV plus any applicable sales charge ("offering price"). If you place your order with your Representative by the close of regular trading on the NYSE, your transaction will also be priced at that day's offering price provided that your order is received by our Woodbridge, N.J. offices by our processing deadline. Orders placed after the close of regular trading on the NYSE, or received in our Woodbridge, N.J. offices after our processing deadline, will be priced at the next Business Day's offering price. The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.

The Fund reserves the right to refuse any order to buy shares, without prior notice, if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

WHAT ARE THE SALES CHARGES?

The Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

Because of the lower overall expenses on Class A shares, we recommend Class A shares (rather than Class B shares) for purchases of $100,000 or more in the aggregate (based upon your holdings in all of our Funds). We will not accept a purchase order for Class B shares of $100,000 or more for a single Fund account unless we are contacted before the order is placed and we agree to accept it. For investments less than $100,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later. If you fail to tell us what class of shares you want, we will purchase Class A shares for you.

Your broker-dealer may have policies with respect to Class B shares that are more restrictive than those of our Funds. You should also be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. In such case, it is the responsibility of the broker-dealer to observe our $100,000 limit.

The following tables describe the sales charge for Class A shares and contingent deferred sales charge ("CDSC") for Class B shares.

--------------------------------------------------------------------------------
                                 CLASS A SHARES

Class A shares of the Fund are sold at the public offering price, which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.

YOUR            SALES CHARGE AS A PERCENTAGE    SALES CHARGE AS A PERCENTAGE
INVESTMENT            OF OFFERING PRICE*           OF NET AMOUNT INVESTED*
--------------------------------------------------------------------------------
Less than $100,000          5.75%                           6.10%
--------------------------------------------------------------------------------
$100,000-$249,999           4.50                            4.71
--------------------------------------------------------------------------------
$250,000-$499,999           3.50                            3.63
--------------------------------------------------------------------------------
$500,000-$999,999           2.50                            2.56
--------------------------------------------------------------------------------
$1,000,000 or MORE            0**                            0**
--------------------------------------------------------------------------------
*DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.

**IF YOU INVEST $1,000,000 OR MORE, YOU WILL NOT PAY A FRONT-END SALES CHARGE. HOWEVER, IF YOU MAKE SUCH AN INVESTMENT AND THEN SELL YOUR SHARES WITHIN 24 MONTHS OF PURCHASE, YOU WILL PAY A CDSC OF 1.00%. AS DESCRIBED IN OUR SHAREHOLDER MANUAL, A CDSC OF 1.00% MAY ALSO BE IMPOSED ON REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED BY GROUP RETIREMENT PLANS WITHOUT A FRONT-END SALES CHARGE PURSUANT TO A SALES CHARGE WAIVER PRIVILEGE. AS FURTHER DESCRIBED IN THE SHAREHOLDER MANUAL, ANY APPLICABLE CDSCS MAY ALSO BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

--------------------------------------------------------------------------------
                                 CLASS B SHARES

Class B shares are sold at net asset value without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.

                                CDSC AS A PERCENTAGE OF PURCHASE PRICE
YEAR OF REDEMPTION                      OR NAV AT REDEMPTION*
--------------------------------------------------------------------------------
Within the 1st or 2nd year                      4%
--------------------------------------------------------------------------------
Within the 3rd or 4th year                      3
--------------------------------------------------------------------------------
In the 5th year                                 2
--------------------------------------------------------------------------------
In the 6th year                                 1
--------------------------------------------------------------------------------
Within the 7th year and 8th year                0
--------------------------------------------------------------------------------
* DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.

THERE IS NO CDSC ON CLASS B SHARES THAT ARE ACQUIRED THROUGH REINVESTMENT OF DIVIDENDS OR DISTRIBUTIONS. THE CDSC IS IMPOSED ON THE LOWER OF THE ORIGINAL PURCHASE PRICE OR THE NET ASSET VALUE OF THE SHARES BEING SOLD. FOR PURPOSES OF DETERMINING THE CDSC, ALL PURCHASES MADE DURING A CALENDAR MONTH ARE COUNTED AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH AT THE AVERAGE COST OF ALL PURCHASES MADE DURING THAT MONTH. TO KEEP YOUR CDSC AS LOW AS POSSIBLE, EACH TIME YOU PLACE A REQUEST TO SELL SHARES, WE WILL FIRST SELL ANY SHARES IN YOUR ACCOUNT THAT CARRY NO CDSC. IF THERE IS AN INSUFFICIENT NUMBER OF THESE SHARES TO MEET YOUR REQUEST IN FULL, WE WILL THEN SELL THOSE SHARES THAT HAVE THE LOWEST CDSC. AS FURTHER DESCRIBED IN THE SHAREHOLDER MANUAL, ANY APPLICABLE CDSCS MAY ALSO BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

The Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares that allow the Fund to pay fees for the marketing of Fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. These fees are paid monthly in arrears. Because these fees are paid out of the Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

ARE SALES CHARGE DISCOUNTS AVAILABLE?

You may qualify for Class A share sales charge discount under our Rights of Accumulation ("ROA") policy. If you already own shares of First Investors Funds, you are entitled to add the current values of those shares (measured by the current offering price) to your purchase in computing your sales charge. (Class A shares of our money market Funds are not counted for ROA purposes if they were purchased directly without a sales charge.) Thus, for example, if you already own shares of First Investors Funds on which you have paid sales charges and those shares are worth $100,000 based on the current offering price, your current purchase of $10,000 is entitled to the $100,000 sales charge discount.

In computing your sales charge discount level, you are also entitled to credit for the current values of First Investors Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record

(i.e., your mailing address on your account) and are serviced by your broker-dealer firm ("Eligible Accounts"). For example, you are entitled to combine the current values of all First Investors Fund shares (measured by the current offering price) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm.

You can also qualify for a sales charge discount by signing a non-binding letter of intent ("LOI") to purchase a specific dollar amount of shares within 13 months. For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you sign an LOI for $100,000. You can also add to your LOI all Eligible Accounts which share your address of record at the time you enter into the LOI. You are not legally required to complete the LOI. However, if you fail to do so, your share balance will be reduced to reflect the appropriate sales charge without the LOI.

To ensure that you receive the proper sales charge discount, you must advise your broker-dealer of all Eligible Accounts that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable). In addition, the Fund or your broker-dealer may also ask you to provide account records, statements or other information related to all Eligible Accounts. You should be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. Your broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.

We will also reduce or waive sales charges and CDSCs in the following circumstances. Discounts on Class A share sales charges are available for group retirement plans and certain unit investment trust holders. Sales charges on Class A shares are waived on reinvestments of dividends and distributions, investments by certain qualified retirement plans, investments that are made to repay loans from retirement accounts, certain reinvestments of redemptions that have been made within six months, and investments by current and former associates of FIMCO or its affiliates and certain of their family members. CDSCs on Class A and Class B shares are waived for certain redemptions on the death or disability of all account owners, distributions from retirement plans due to plan termination, redemptions to remove excess contributions to IRAs and other retirement plan accounts, redemptions that are made because an account has fallen below our minimum account size or to pay account fees, certain redemptions that are made to satisfy required minimum distribution requirements from retirement accounts, and redemptions of up to 8 percent of the value of an account pursuant to a Systematic Withdrawal Plan. Finally, CDSCs on Class A and Class B share redemptions will be refunded in certain circumstances if the proceeds are reinvested in the shares of our Funds within six months.

You should consult with your representative or read our Shareholder Manual to determine whether you qualify for these discounts or waivers. The Shareholder Manual, which is part of the Statement of Additional Information, is available free of charge, upon request, from the Fund's transfer agent (see back cover). It is also available on our website, www.firstinvestors.com, under the heading "Investor Information", and by clicking on "Shareholder Manual". Our website also provides a direct link to the pages of the Shareholder Manual that discuss sales charges, discounts and waivers under the heading " Investor Information", and by clicking on "Sales Charges, Discounts and Waivers - Choosing Between Share Classes".

HOW DO I SELL SHARES?

You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who will place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp. ("ADM"), at 581 Main Street, Woodbridge, N.J. 07095-1198.

Subject to the policies outlined in our Shareholder Manual, you may also make a redemption by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank account. Shares that you have owned for less than 15 days may only be redeemed by written request.

Your redemption request will be processed at the price next computed after we receive the request in good order (less any applicable CDSC), as described in the Shareholder Manual. For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 15 days from the date of purchase).

If your account falls below the minimum account balance for any reason other than market fluctuation, the Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $25 annually on 60 days prior notice. The Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

For your protection, we will not process a written redemption request for an account without a signature guarantee if (1) the amount of the redemption is over $50,000, (2) the redemption is to be made payable to any person other than the registered owner(s) or any entity other than a major financial institution for the benefit of the registered owner(s), (3) the redemption proceeds are to be sent to an address other than the address of record, a pre-authorized bank account, or a major financial institution on the registered owner(s) behalf, (4) the redemption is to the address of record and the address of record has changed within sixty (60) days of the request (unless the written address change request was signed by all owners and signature guaranteed), or (5) we conclude that other circumstances warrant obtaining a signature guarantee. We may also require documentary proof of authority for redemptions from certain types of accounts, such as partnership accounts, corporate accounts, and retirement accounts.

Similarly, for your protection, we will not accept a telephone redemption request if (1) the amount of the redemption is over $50,000, (2) the amount of the redemption, combined with all other telephone redemptions within the previous 30 days, exceeds $100,000 for any one Fund account, (3) the redemption is to be made payable to any person other than the registered owners of the account, (4) the redemption is to be electronically transferred to any bank account other than a pre-authorized bank account, (5) the redemption proceeds are to be mailed to any address other than the address of record, or (6) the redemption is to the address of record and the address of record has been changed within the prior sixty (60) days and we have not received a signature guaranteed request signed by all of the owners of the account. In such circumstances, you will have to provide us with a written redemption request.

For additional information on our redemption and signature guarantee policies, see our Shareholder Manual, call your representative, or call ADM at 1-800-423-4026.

The Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?

Subject to the restrictions on frequent trading discussed below, you may exchange shares of the Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (e.g., Class A to Class A). For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.

WHAT ARE THE FUND'S POLICIES ON FREQUENT TRADING IN THE SHARES OF THE FUND?

The Fund is designed for long-term investment purposes and it is not intended to provide a vehicle for frequent trading. The Board of Directors/Trustees of the Fund has adopted policies and procedures to detect and prevent frequent trading in the shares of the Fund. These policies and procedures apply uniformly to all accounts. However, the ability of the Fund to detect and prevent frequent trading in certain accounts, such as omnibus accounts, is limited.

It is the policy of the Fund to decline to accept any new account that the Fund has reason to believe will be used for market timing purposes, based upon the amount invested, the Fund or Funds involved, and the background of the shareholder or broker-dealer involved. Alternatively, the Fund may allow such an account to be opened if it is provided with written assurances that the account will not be used for market timing.

It is the policy of the Fund to monitor activity in existing accounts to detect market-timing activity. The criteria used for monitoring differ depending upon the type of account involved. It is the policy of the Fund to reject, without any prior notice, any purchase or exchange transaction if the Fund believes that the transaction is part of a market timing strategy. The Fund also reserves the right to reject exchanges that in the Fund's view are excessive, even if the activity does not constitute market timing.

If the Fund rejects an exchange because it is believed to be part of a market timing strategy or otherwise, neither the redemption nor the purchase side of the exchange will be processed. Alternatively, the Fund may restrict exchange activity that is believed to be part of a market timing strategy or refuse to accept exchange requests via telephone, or any other electronic means.

WHAT ARE THE RISKS OF FREQUENT TRADING IN THE SHARES OF THE FUND?

To the extent that the policies of the Fund are not successful in detecting and preventing frequent trading in the shares of the Fund, frequent trading may: (a) interfere with the efficient management of the Fund by, among other things, causing the Fund to hold extra cash or to sell securities to meet redemptions;
(b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Fund, particularly for long-term shareholders who do not engage in frequent trading.

The risk of frequent trading includes the risk that investors may attempt to take advantage of the fact that small cap stocks may trade infrequently and thus their prices may be slow to react to information. As discussed above, the Fund has policies in place to detect and prevent frequent trading. To the extent that these policies are not successful in preventing a shareholder from engaging in market timing, it may cause dilution in the value of the shares held by other shareholders.

The risks of frequent trading include the risk of time zone arbitrage. Time zone arbitrage occurs when shareholders attempt to take advantage of the fact that the valuation of foreign securities held by a Fund may not reflect information or events that have occurred after the close of the foreign markets on which such securities principally trade but before the close of the NYSE. As discussed above, the Fund has policies in place to detect and prevent frequent trading. To the extent that these policies are not successful in preventing a shareholder from engaging in time zone arbitrage, it may cause dilution in the value of the shares held by other shareholders.

--------------------------------------------------------------------------------
ACCOUNT POLICIES
--------------------------------------------------------------------------------

WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

To the extent that it has net investment income, the Fund will declare and pay a dividend from net investment income on an annual basis. Any net realized capital gains will be distributed on an annual basis, usually at the end of the Fund's fiscal year. The Fund may make an additional distribution in any year, if necessary, to avoid a Federal excise tax on certain undistributed income and capital gain.

Dividends and other distributions declared on both classes of the Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of the Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of the Fund or certain other First Investors Funds or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding. If the Fund is unable to obtain a current address for you, it will reinvest your dividends and other distributions in additional Fund shares in accordance with our "Returned Mail" policy, as described in our Shareholder Manual.

A dividend or other distributions declared on a class of shares will be paid in additional shares of the distributing class if it is under $10 or if the Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

WHAT ABOUT TAXES?

Any dividends or capital gain distributions paid by the Fund are taxable to you unless you hold your shares in an IRA, 403(b) account, 401(k) account or other tax-deferred account. Dividends and distributions of net short-term capital gains (if any) are taxable to you as ordinary income. If you are an individual and meet certain holding period requirements with respect to your Fund shares, you may be eligible for reduced federal tax rates on "qualified dividend income" distributed by the Fund. Distributions of long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

HOW DO I OBTAIN A COMPLETE EXPLANATION OF ALL ACCOUNT PRIVILEGES AND POLICIES?

The Fund offers a full range of special privileges, including systematic investment programs, automatic payroll investment programs and telephone privileges. The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain upon request free of charge. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the financial performance of the Fund for the years indicated. The following tables set forth the per share data for each fiscal year ended September 30, except as otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and other distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.

-------------------------------------------------------------------------------------------------------------
ALL-CAP GROWTH FUND
-------------------------------------------------------------------------------------------------------------

PER SHARE DATA

        NET ASSET     INCOME FROM                               LESS DISTRIBUTIONS
        VALUE AT      INVESTMENT OPERATIONS                     FROM
        BEGINNING
        OF PERIOD     Net           Net Realized   Total from   Net             Net Realized    Total
                      Investment    and            Investment   Investment      Gain            Distributions
                      Loss          Unrealized     Operations   Income
                                    Gain (Loss)
                                    on Investments

CLASS A

2001(a)    $10.00      $(.05)         $(3.42)         $(3.47)     $--             $--             $--

2002         6.53       (.06)          (1.14)          (1.20)      --              --              --

2003         5.33       (.06)           1.48            1.42       --              --              --

2004         6.75       (.07)           1.12            1.05       --              --              --

CLASS B

2001(a)    $10.00      $(.08)         $(3.43)         $(3.51)     $--             $--             $--

2002         6.49       (.10)          (1.13)          (1.23)      --              --              --

2003         5.26       (.09)           1.44            1.35       --              --              --

2004         6.61       (.12)           1.10             .98       --              --              --

-------------------------------------------------------------------------------------------------------------

+    ANNUALIZED.
++   NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER.
*    CALCULATED WITHOUT SALES CHARGES.
(a)  FOR THE PERIOD OCTOBER 25, 2000 (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30, 2001.


-------------------------------------------------------------------------------------------------------------
          TOTAL      RATIOS/SUPPLEMENTAL DATA
          RETURN

 NET      TOTAL      NET           RATIO TO                 RATIO TO AVERAGE       PORTFOLIO
 ASSET    RETURN*    ASSETS AT     AVERAGE                  NET ASSETS             TURNOVER
 VALUE    (%)        END OF        NET ASSETS++             NET ASSETS             RATE(%)
 AT END              PERIOD                                 BEFORE EXPENSES
 OF                  (IN           Expenses    Net          WAIVED OR ASSUMED
 PERIOD              MILLIONS)     (%)         Investment
                                               Loss(%)      Expenses   Net
                                                            (%)        Investment
                                                                       Loss(%)

 CLASS A

  $6.53       (34.70)    $35         1.75+       (.90)+       2.10+       (1.25)+       84

   5.33       (18.38)     44         1.75       (1.03)        1.98        (1.26)       138

   6.75        26.64      77         1.94       (1.15)        1.96        (1.17)       126

   7.80        15.56     130         1.68       (1.12)         N/A          N/A         75

 CLASS B

  $6.49       (35.10)     $8         2.45+      (1.60)+       2.80+       (1.95)+       84

   5.26       (18.95)      9         2.45       (1.73)        2.68        (1.96)       138

   6.61        25.67      14         2.64       (1.85)        2.66        (1.87)       126

   7.59        14.83      20         2.38       (1.82)         N/A          N/A         75

-------------------------------------------------------------------------------------------------------------

[FIRST INVESTORS LOGO]

ALL-CAP GROWTH FUND

For more information about the Fund, the following documents are available for free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:
These Reports include the portfolio holdings of the Fund as well as a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

SHAREHOLDER MANUAL:
The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Fund's shares.

To obtain free copies of the Reports, the SAI and the Shareholder Manual, or to request other information, contact the Fund at:

ADMINISTRATIVE DATA MANAGEMENT CORP.
581 MAIN STREET
WOODBRIDGE, NJ 07095-1198
TELEPHONE:  1-800-423-4026

To obtain information about the Fund, including the Shareholder Manual, your account balance and transaction history, you may also visit our website at: www.firstinvestors.com. To access your account information, you will need a password, which you may request over the web or by telephone.

You can review and copy Fund documents (including the Reports, the SAI and the Shareholder Manual) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or (ii) by electronic request at publicinfo@sec.gov. To find out more, call the SEC at 1-202-942-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.

(INVESTMENT COMPANY ACT FILE NO. 811-6618)

[FIRST INVESTORS LOGO]



--------------------------------------------------------------------------------
FOCUSED EQUITY FUND
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------


     THE DATE OF THIS
--------------------------------------------------------------------------------
                               P R O S P E C T U S
--------------------------------------------------------------------------------
                                                        IS JANUARY 31, 2005

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------

OVERVIEW OF THE FUND

What is the Focused Equity Fund?...........................................  3
     Objective.............................................................  3
     Principal Investment Strategies.......................................  3
     Principal Risks.......................................................  3
Who should consider buying the Focused Equity Fund?........................  4
How has the Focused Equity Fund performed?.................................  5
What are the fees and expenses of the Focused Equity Fund?.................  7

THE FUND IN DETAIL

What are the Focused Equity Fund's objective, principal
  investment strategies and principal risks?...............................  8
Who manages the Focused Equity Fund?....................................... 10

BUYING AND SELLING SHARES

How and when does the Fund price its shares?............................... 11
How do I buy shares?....................................................... 12
What are the sales charges?................................................ 13
Are sales charge discounts available?...................................... 15
How do I sell shares?...................................................... 16
Can I exchange my shares for the shares of other First Investors Funds?.... 17
What are the Fund's policies on frequent trading in the shares of the
  Fund? ................................................................... 17
What are the risks of frequent trading in the shares of the Fund?.......... 18

ACCOUNT POLICIES

What about dividends and capital gain distributions?....................... 19
What about taxes?.......................................................... 19
How do I obtain a complete explanation of all account privileges and policies? ............................................................... 19

FINANCIAL HIGHLIGHTS ...................................................... 20

--------------------------------------------------------------------------------
OVERVIEW OF THE FUND
--------------------------------------------------------------------------------

WHAT IS THE FOCUSED EQUITY FUND?

Objective:

The Fund seeks capital appreciation.

Principal Investment Strategies:

The Fund normally invests in the common stocks and other equity securities of 40 to 50 large-capitalization U.S. companies. While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets ("foreign securities").

The Fund employs a two-fold investment approach:

o First, using a top-down approach, the Fund seeks to identify sectors and industries that will likely benefit over the short-term. As part of this process, the Fund considers not only current economic conditions, but also long-term demographic trends, technological changes and political and social developments in the U.S. and abroad.

o Second, using a bottom-up approach, the Fund relies on fundamental research to identify the most attractive companies within the sectors and industries that have been identified through the top-down analysis. The Fund focuses on large-capitalization, high quality companies that exhibit above average growth, a strong balance sheet and capable management. These companies will likely be in industries that are experiencing cyclical or secular growth.

Principal Risks:

While the potential long-term rewards of investing in the Fund are substantial, there are also substantial risks.

o The value of the portfolio will fluctuate with movements in the overall securities markets, general economic conditions and changes in interest rates or investor sentiment.

o Because the Fund is non-diversified and concentrates its investments in the stocks of a small number of issuers, the Fund's performance may be substantially impacted by the change in value of a single holding.

o Investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE FOCUSED EQUITY FUND?

The Focused Equity Fund is most appropriately used as part of a diversified investment portfolio. It may be appropriate for you if you:

o    Are seeking significant growth of capital,

o    Are willing to accept a high degree of investment risk, and

o    Have a long-term investment horizon and are able to ride out market cycles.

You should keep in mind that the Fund is not a complete investment program. For most investors, a complete program should include not only stock funds but also bond and money market funds. While stocks have historically outperformed other categories of investments over long periods of time, they generally carry higher risks. There have also been extended periods during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program can result in a loss.

HOW HAS THE FOCUSED EQUITY FUND PERFORMED?

The following information shows you how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

--------------------------------------------------------------------------------
                               FOCUSED EQUITY FUND
                           [BAR CHART GRAPHIC OMITTED]

The bar chart contains the following plot points:

-19.33%        -6.35%        -29.37%        26.61%        4.83%
2000            2001           2002          2003          2004

During the period shown, the highest quarterly return was 17.33% (for the quarter ended June 30, 2003) and the lowest quarterly return was -20.35% (for the quarter ended June 30, 2002).
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes. After-tax returns on the sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)
--------------------------------------------------------------------------------
                                                        Class A        Class B
                                                     Shares (Life   Shares (Life
                                  1 Year   5 Years     of Class*)     of Class*)
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes               -1.19%   -7.77%       -3.90%          N/A
Return After Taxes on
Distributions                     -1.23%   -7.78%       -3.92%          N/A
Return After Taxes on
Distributions and Sale
of Fund Shares                    -0.73%   -6.44%       -3.27%          N/A
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                0.17%   -7.68%        N/A          -3.76%
--------------------------------------------------------------------------------
INDEX

S&P 500 Index (reflects
no deduction for fees,
expenses or taxes)                10.88%   -2.30%        0.31%         0.31%
--------------------------------------------------------------------------------

*CLASS A SHARES AND CLASS B SHARES COMMENCED OPERATIONS ON 3/22/99. THE RETURN SHOWN FOR THE S&P 500 INDEX IS FOR THE PERIOD 3/22/99 TO 12/31/04.

WHAT ARE THE FEES AND EXPENSES OF THE FOCUSED EQUITY FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
Shareholder fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)       Class A Shares    Class B Shares
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)*      5.75%              None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)*                         None**            4.00%***
--------------------------------------------------------------------------------

* DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.

** A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.

*** 4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

Annual Fund Operating Expenses
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                     Total
                                                                  Annual Fund
                                   Distribution     Other          Operating
                     Management    and Service     Expenses        Expenses
                        Fees       (12b-1) Fees      (1)              (1)
--------------------------------------------------------------------------------
  Class A Shares       0.75%          0.30%         0.80%            1.85%
--------------------------------------------------------------------------------
  Class B Shares       0.75%          1.00%         0.80%            2.55%
--------------------------------------------------------------------------------

(1) THE FUND HAS AN EXPENSE OFFSET AGREEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES OR TOTAL ANNUAL FUND OPERATING EXPENSES.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions your costs would be:

--------------------------------------------------------------------------------
                      ONE YEAR       THREE YEARS      FIVE YEARS       TEN YEARS
--------------------------------------------------------------------------------
If you redeem your shares:
--------------------------------------------------------------------------------
 Class A shares         $752            $1,123          $1,518           $2,619
--------------------------------------------------------------------------------
 Class B shares         $658            $1,093          $1,555          $2,714*
--------------------------------------------------------------------------------
If you do not redeem your shares:
--------------------------------------------------------------------------------
 Class A shares         $752            $1,123          $1,518           $2,619
--------------------------------------------------------------------------------
 Class B shares         $258              $793          $1,355          $2,714*
--------------------------------------------------------------------------------

*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

--------------------------------------------------------------------------------
THE FUND IN DETAIL
--------------------------------------------------------------------------------

WHAT ARE THE FOCUSED EQUITY FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

Objective:

The Fund seeks capital appreciation.

Principal Investment Strategies:

The Fund normally invests in the common stocks and other equity securities of 40 to 50 large-capitalization U.S. companies. The Fund is a non-diversified investment company. The Fund may therefore concentrate its portfolio in a relatively small number of holdings.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities (including not only common stocks, but preferred stocks and securities convertible into common and preferred stocks). The Fund will provide shareholders with at least 60 days notice before changing this 80% policy. While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets.

In selecting investments, the Fund favors large capitalization, high-quality companies with long-term growth potential. The companies will have accelerating earnings growth, strong possibility of multiple expansion or hidden or unappreciated value.

The Fund has a two-tiered strategy in selecting these investments.

o First, using a "top-down" approach, the Fund analyzes the general economic and investment environment. As part of the process, the Fund evaluates among other things, economic conditions, U.S. fiscal and monetary policy, long-term demographic trends, technological changes and political and social developments in the U.S. and abroad. Based upon this analysis, the Fund attempts to anticipate trends and changes in markets and the overall economy. The Fund then seeks to identify those industries and sectors that will likely benefit from the current economic environment.

o Second, using a "bottom-up" approach, the Fund relies on fundamental analysis to identify 40 to 50 of the most attractive large-capitalization companies within the industries or sectors identified through top-down analysis. The Fund's fundamental analysis involves the assessment of a company's business environment, global expansion plans, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value. Assessment of investor sentiment may also be an important factor in evaluating purchases.

The Fund continually monitors every company in its portfolio for fundamental attractiveness. The Fund typically sells an investment when the investment achieves its anticipated potential, the company begins to show deteriorating investment fundamentals, or alternative investments become sufficiently more attractive. The Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. If it does so, it may not achieve its investment objective. The Fund may also choose not to take defensive positions. The Fund may, at times, engage in short-term trading, which could produce higher transaction costs and taxable distributions and may result in a lower total return for the Fund.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report and information concerning the Fund's policies and procedures with respect to disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Focused Equity Fund:

Market Risk:

Because the Fund primarily invests in stocks, it is subject to market risk. Stock prices in general may decline over short or even extended periods not only due to company-specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment, regardless of the success or failure of an individual company's operations. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

Non-Diversification Risk:

The Fund is a non-diversified investment company and, as such, its assets may be invested in a limited number of issuers. This means that the Fund's performance may be substantially impacted by the change in value of even a single holding. The price of a share of the Fund can therefore be expected to fluctuate more than a comparable diversified fund. Moreover, the Fund's share price may decline even when the overall market is increasing. Accordingly, an investment in the Fund therefore may entail greater risks than an investment in a diversified investment company.

Foreign Securities Risk:

Investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

WHO MANAGES THE FOCUSED EQUITY FUND?

First Investors Management Company, Inc. ("FIMCO" or "Adviser") is the investment adviser to the Fund. FIMCO has been the investment adviser to the First Investors Family of Funds since 1965. Its address is 95 Wall Street, New York, NY 10005. As of September 30, 2004, FIMCO served as investment adviser to 50 mutual funds or series of funds with total net assets of approximately $6.27 billion. FIMCO supervises all aspects of the Fund's operations. For the fiscal year ended September 30, 2004, FIMCO received advisory fees of 0.75% of the Fund's average daily net assets, net of any waiver.

Wellington Management Company, LLP ("Wellington Management") serves as the investment subadviser of the Focused Equity Fund. Wellington Management has discretionary trading authority over all of the Fund's assets, subject to continuing oversight and supervision by FIMCO and the Fund's Board of Directors/Trustees. Wellington Management is located at 75 State Street, Boston, MA 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowment funds, foundations and other institutions. As of September 30, 2004, Wellington Management held investment management authority with respect to approximately $428 billion of assets. Of that amount, Wellington Management acted as investment adviser or subadviser to approximately 179 registered investment companies or series of such companies, with net assets of approximately $213 billion.

The Focused Equity Fund is managed by Matthew E. Megargel, CFA and Senior Vice President of Wellington Management. Mr. Megargel joined Wellington Management in 1983 as a Global Industry Analyst and has been managing portfolios since 1990.

--------------------------------------------------------------------------------
BUYING AND SELLING SHARES
--------------------------------------------------------------------------------

HOW AND WHEN DOES THE FUND PRICE ITS SHARES?

The share price (which is called "net asset value" or "NAV" per share) for the Fund is calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) each day that the NYSE is open ("Business Day"). The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, the Fund first values its assets, subtracts its liabilities and divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

The investments of the Fund are generally valued based upon their last reported sale prices, market quotations, or estimates of value provided by a pricing service as of the close of trading on the NYSE (collectively, "current market values"). If current market values for investments are not readily available, are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the close of trading on the NYSE, the investments may be valued at fair value prices as determined by the investment adviser of the Fund under procedures that have been approved by the Board of Directors/Trustees of the Fund.

The Fund may fair value a security due to, among other things, the fact that:
(a) a pricing service does not offer a current market value for the security;
(b) a current market value furnished by a pricing service is believed to be stale; (c) the security does not open for trading or stops trading and does not resume trading before the close of trading on the NYSE, pending some corporate announcement or development; or (d) the security is illiquid or trades infrequently and its market value is therefore slow to react to information. In such cases, the Fund's investment adviser will price the security based upon its estimate of the security's market value using some or all of the following factors: the information that is available as of the close of trading on the NYSE, including issuer-specific news; overall market movements; sector movements; or movements of similar securities.

Foreign securities are priced based upon their market values as of the close of the foreign markets in which they principally trade. Foreign securities may be fair valued not only for the reasons described above but also because major market movements in the U.S. have occurred subsequent to the closing of the foreign markets. The Fund has adopted criteria for determining when a market movement in the U.S. might be considered a significant event warranting fair value pricing of foreign securities. Even if these criteria are met, the Fund will not fair value foreign securities unless it can conclude that the closing prices are no longer reliable and use of fair value prices would have a material impact on the Fund's net asset value per share.

In the event that a security, domestic or foreign, is priced using fair value pricing, a Fund's value for that security is likely to be different than the security's last reported market sale price or quotation. Moreover, fair value pricing is based upon opinions or predictions on how events or information may affect market prices. Thus, different investment advisers may, in good faith and using reasonable procedures, conclude that the same security has a different fair value. Finally, the use of fair value pricing for one or more securities held by the Fund could cause the Fund's net asset value to be materially different than if the Fund had employed market values in pricing its securities.

Debt obligations with maturities of 60 days or less are valued at amortized cost.

HOW DO I BUY SHARES?

You may buy shares of the Fund through a registered representative of First Investors Corporation or through another authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. Subsequent investments can be made in any amount. We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open a Fund account with small monthly payments. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Woodbridge, N.J. offices in good order, as described in the Shareholder Manual, by the close of regular trading on the NYSE, your transaction will be priced at that day's NAV plus any applicable sales charge ("offering price"). If you place your order with your Representative by the close of regular trading on the NYSE, your transaction will also be priced at that day's offering price provided that your order is received by our Woodbridge, N.J. offices by our processing deadline. Orders placed after the close of regular trading on the NYSE, or received in our Woodbridge, N.J. offices after our processing deadline, will be priced at the next Business Day's offering price. The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.

The Fund reserves the right to refuse any order to buy shares, without prior notice, if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

WHAT ARE THE SALES CHARGES?

The Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

Because of the lower overall expenses on Class A shares, we recommend Class A shares (rather than Class B shares) for purchases of $100,000 or more in the aggregate (based upon your holdings in all of our Funds). We will not accept a purchase order for Class B shares of $100,000 or more for a single Fund account unless we are contacted before the order is placed and we agree to accept it. For investments less than $100,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later. If you fail to tell us what class of shares you want, we will purchase Class A shares for you.

Your broker-dealer may have policies with respect to Class B shares that are more restrictive than those of our Funds. You should also be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. In such case, it is the responsibility of the broker-dealer to observe our $100,000 limit.

The following tables describe the sales charge for Class A shares and contingent deferred sales charge ("CDSC") for Class B shares.

--------------------------------------------------------------------------------
                                 CLASS A SHARES

Class A shares of the Fund are sold at the public offering price, which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.

YOUR INVESTMENT                 SALES CHARGE AS A          SALES CHARGE AS A
                                   PERCENTAGE           PERCENTAGE OF NET AMOUNT
                               OF OFFERING PRICE*             INVESTED*
--------------------------------------------------------------------------------
Less than $100,000                    5.75%                     6.10%
--------------------------------------------------------------------------------
$100,000-$249,999                     4.50                      4.71
--------------------------------------------------------------------------------
$250,000-$499,999                     3.50                      3.63
--------------------------------------------------------------------------------
$500,000-$999,999                     2.50                      2.56
--------------------------------------------------------------------------------
$1,000,000 or more                       0**                       0**
--------------------------------------------------------------------------------

* DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.

**IF YOU INVEST $1,000,000 OR MORE, YOU WILL NOT PAY A FRONT-END SALES CHARGE. HOWEVER, IF YOU MAKE SUCH AN INVESTMENT AND THEN SELL YOUR SHARES WITHIN 24 MONTHS OF PURCHASE, YOU WILL PAY A CDSC OF 1.00%. AS DESCRIBED IN OUR SHAREHOLDER MANUAL, A CDSC OF 1.00% MAY ALSO BE IMPOSED ON REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED BY GROUP RETIREMENT PLANS WITHOUT A FRONT-END SALES CHARGE PURSUANT TO A SALES CHARGE WAIVER PRIVILEGE. AS FURTHER DESCRIBED IN THE SHAREHOLDER MANUAL, ANY APPLICABLE CDSCS MAY ALSO BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

--------------------------------------------------------------------------------
                                 CLASS B SHARES

Class B shares are sold at net asset value without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.

                                        CDSC AS A PERCENTAGE OF PURCHASE PRICE
YEAR OF REDEMPTION                               OR NAV AT REDEMPTION*
--------------------------------------------------------------------------------
Within the 1st or 2nd year                                 4%
--------------------------------------------------------------------------------
Within the 3rd or 4th year                                 3
--------------------------------------------------------------------------------
In the 5th year                                            2
--------------------------------------------------------------------------------
In the 6th year                                            1
--------------------------------------------------------------------------------
Within the 7th year and 8th year                           0
--------------------------------------------------------------------------------

* DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.

THERE IS NO CDSC ON CLASS B SHARES THAT ARE ACQUIRED THROUGH REINVESTMENT OF DIVIDENDS OR DISTRIBUTIONS. THE CDSC IS IMPOSED ON THE LOWER OF THE ORIGINAL PURCHASE PRICE OR THE NET ASSET VALUE OF THE SHARES BEING SOLD. FOR PURPOSES OF DETERMINING THE CDSC, ALL PURCHASES MADE DURING A CALENDAR MONTH ARE COUNTED AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH AT THE AVERAGE COST OF ALL PURCHASES MADE DURING THAT MONTH. TO KEEP YOUR CDSC AS LOW AS POSSIBLE, EACH TIME YOU PLACE A REQUEST TO SELL SHARES, WE WILL FIRST SELL ANY SHARES IN YOUR ACCOUNT THAT CARRY NO CDSC. IF THERE IS AN INSUFFICIENT NUMBER OF THESE SHARES TO MEET YOUR REQUEST IN FULL, WE WILL THEN SELL THOSE SHARES THAT HAVE THE LOWEST CDSC. AS FURTHER DESCRIBED IN THE SHAREHOLDER MANUAL, ANY APPLICABLE CDSCS MAY ALSO BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

The Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares that allow the Fund to pay fees for the marketing of Fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. These fees are paid monthly in arrears. Because these fees are paid out of the Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

ARE SALES CHARGE DISCOUNTS AVAILABLE?

You may qualify for Class A share sales charge discount under our Rights of Accumulation ("ROA") policy. If you already own shares of First Investors Funds, you are entitled to add the current values of those shares (measured by the current offering price) to your purchase in computing your sales charge. (Class A shares of our money market Funds are not counted for ROA purposes if they were purchased directly without a sales charge.) Thus, for example, if you already own shares of First Investors Funds on which you have paid sales charges and those shares are worth $100,000 based on the current offering price, your current purchase of $10,000 is entitled to the $100,000 sales charge discount.

In computing your sales charge discount level, you are also entitled to credit for the current values of First Investors Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record (i.e., your mailing address on your account) and are serviced by your broker-dealer firm ("Eligible Accounts"). For example, you are entitled to combine the current values of all First Investors Fund shares (measured by the current offering price) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm.

You can also qualify for a sales charge discount by signing a non-binding letter of intent ("LOI") to purchase a specific dollar amount of shares within 13 months. For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you sign an LOI for $100,000. You can also add to your LOI all Eligible Accounts which share your address of record at the time you enter into the LOI. You are not legally required to complete the LOI. However, if you fail to do so, your share balance will be reduced to reflect the appropriate sales charge without the LOI.

To ensure that you receive the proper sales charge discount, you must advise your broker-dealer of all Eligible Accounts that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable). In addition, the Fund or your broker-dealer may also ask you to provide account records, statements or other information related to all Eligible Accounts. You should be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. Your broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.

We will also reduce or waive sales charges and CDSCs in the following circumstances. Discounts on Class A share sales charges are available for group retirement plans and certain unit investment trust holders. Sales charges on Class A shares are waived on reinvestments of dividends and distributions, investments by certain qualified retirement plans, investments that are made to repay loans from retirement accounts, certain reinvestments of redemptions that have been made within six months, and investments by current and former associates of FIMCO or its affiliates and certain of their family members. CDSCs on Class A and Class B shares are waived for certain redemptions on the death or disability of all account owners, distributions from retirement plans due to plan termination, redemptions to remove excess contributions to IRAs and other retirement plan accounts, redemptions that are made because an account has fallen below our minimum account size or to pay account fees, certain redemptions that are made to satisfy required minimum distribution requirements from retirement accounts, and redemptions of up to 8 percent of the value of an account pursuant to a Systematic Withdrawal Plan. Finally, CDSCs on Class A and Class B share redemptions will be refunded in certain circumstances if the proceeds are reinvested in the shares of our Funds within six months.

You should consult with your representative or read our Shareholder Manual to determine whether you qualify for these discounts or waivers. The Shareholder Manual, which is part of the Statement of Additional Information, is available free of charge, upon request, from the Fund's transfer agent (see back cover). It is also available on our website, www.firstinvestors.com, under the heading "Investor Information", and by clicking on "Shareholder Manual". Our website also provides a direct link to the pages of the Shareholder Manual that discuss sales charges, discounts and waivers under the heading " Investor Information", and by clicking on "Sales Charges, Discounts and Waivers - Choosing Between Share Classes".

HOW DO I SELL SHARES?

You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who will place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp. ("ADM"), at 581 Main Street, Woodbridge, N.J. 07095-1198.

Subject to the policies outlined in our Shareholder Manual, you may also make a redemption by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank account. Shares that you have owned for less than 15 days may only be redeemed by written request.

Your redemption request will be processed at the price next computed after we receive the request in good order (less any applicable CDSC), as described in the Shareholder Manual. For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 15 days from the date of purchase).

If your account falls below the minimum account balance for any reason other than market fluctuation, the Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $25 annually on 60 days prior notice. The Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

For your protection, we will not process a written redemption request for an account without a signature guarantee if (1) the amount of the redemption is over $50,000, (2) the redemption is to be made payable to any person other than the registered owner(s) or any entity other than a major financial institution for the benefit of the registered owner(s), (3) the redemption proceeds are to be sent to an address other than the address of record, a pre-authorized bank account, or a major financial institution on the registered owner(s) behalf, (4) the redemption is to the address of record and the address of record has changed within sixty (60) days of the request (unless the written address change request was signed by all owners and signature guaranteed), or (5) we conclude that other circumstances warrant obtaining a signature guarantee. We may also require documentary proof of authority for redemptions from certain types of accounts, such as partnership accounts, corporate accounts, and retirement accounts.

Similarly, for your protection, we will not accept a telephone redemption request if (1) the amount of the redemption is over $50,000, (2) the amount of the redemption, combined with all other telephone redemptions within the previous 30 days, exceeds $100,000 for any one Fund account, (3) the redemption is to be made payable to any person other than the registered owners of the account, (4) the redemption is to be electronically transferred to any bank account other than a pre-authorized bank account, (5) the redemption proceeds are to be mailed to any address other than the address of record, or (6) the redemption is to the address of record and the address of record has been changed within the prior sixty (60) days and we have not received a signature guaranteed request signed by all of the owners of the account. In such circumstances, you will have to provide us with a written redemption request.

For additional information on our redemption and signature guarantee policies, see our Shareholder Manual, call your representative, or call ADM at 1-800-423-4026.

The Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?

Subject to the restrictions on frequent trading discussed below, you may exchange shares of the Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (e.g., Class A to Class A). For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.

WHAT ARE THE FUND'S POLICIES ON FREQUENT TRADING IN THE SHARES OF THE FUND?

The Fund is designed for long-term investment purposes and it is not intended to provide a vehicle for frequent trading. The Board of Directors/Trustees of the Fund has adopted policies and procedures to detect and prevent frequent trading in the shares of the Fund. These policies and procedures apply uniformly to all accounts. However, the ability of the Fund to detect and prevent frequent trading in certain accounts, such as omnibus accounts, is limited.

It is the policy of the Fund to decline to accept any new account that the Fund has reason to believe will be used for market timing purposes, based upon the amount invested, the Fund or Funds involved, and the background of the shareholder or broker-dealer involved. Alternatively, the Fund may allow such an account to be opened if it is provided with written assurances that the account will not be used for market timing.

It is the policy of the Fund to monitor activity in existing accounts to detect market-timing activity. The criteria used for monitoring differ depending upon the type of account involved. It is the policy of the Fund to reject, without any prior notice, any purchase or exchange transaction if the Fund believes that the transaction is part of a market timing strategy. The Fund also reserves the right to reject exchanges that in the Fund's view are excessive, even if the activity does not constitute market timing.

If the Fund rejects an exchange because it is believed to be part of a market timing strategy or otherwise, neither the redemption nor the purchase side of the exchange will be processed. Alternatively, the Fund may restrict exchange activity that is believed to be part of a market timing strategy or refuse to accept exchange requests via telephone, or any other electronic means.

WHAT ARE THE RISKS OF FREQUENT TRADING IN THE SHARES OF THE FUND?

To the extent that the policies of the Fund are not successful in detecting and preventing frequent trading in the shares of the Fund, frequent trading may: (a) interfere with the efficient management of the Fund by, among other things, causing the Fund to hold extra cash or to sell securities to meet redemptions;
(b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Fund, particularly for long-term shareholders who do not engage in frequent trading.

The risks of frequent trading include the risk of time zone arbitrage. Time zone arbitrage occurs when shareholders attempt to take advantage of the fact that the valuation of foreign securities held by a Fund may not reflect information or events that have occurred after the close of the foreign markets on which such securities principally trade but before the close of the NYSE. As discussed above, the Fund has policies in place to detect and prevent frequent trading. To the extent that these policies are not successful in preventing a shareholder from engaging in time zone arbitrage, it may cause dilution in the value of the shares held by other shareholders.

--------------------------------------------------------------------------------
ACCOUNT POLICIES
--------------------------------------------------------------------------------

WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

To the extent that it has net investment income, the Fund will declare and pay a dividend from net investment income on an annual basis. Any net realized capital gains will be distributed on an annual basis, usually at the end of the Fund's fiscal year. The Fund may make an additional distribution in any year, if necessary, to avoid a Federal excise tax on certain undistributed income and capital gain.

Dividends and other distributions declared on both classes of the Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of the Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of the Fund or certain other First Investors Funds or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding. If the Fund is unable to obtain a current address for you, it will reinvest your dividends and other distributions in additional Fund shares in accordance with our "Returned Mail" policy, as described in our Shareholder Manual.

A dividend or other distributions declared on a class of shares will be paid in additional shares of the distributing class if it is under $10 or if the Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

WHAT ABOUT TAXES?

Any dividends or capital gain distributions paid by the Fund are taxable to you unless you hold your shares in an IRA, 403(b) account, 401(k) account or other tax-deferred account. Dividends and distributions of net short-term capital gains (if any) are taxable to you as ordinary income. If you are an individual and meet certain holding period requirements with respect to your Fund shares, you may be eligible for reduced federal tax rates on "qualified dividend income" distributed by the Fund. Distributions of long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

HOW DO I OBTAIN A COMPLETE EXPLANATION OF ALL ACCOUNT PRIVILEGES AND POLICIES?

The Fund offers a full range of special privileges, including systematic investment programs, automatic payroll investment programs and telephone privileges. The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain upon request free of charge. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the financial performance of the Fund for the years indicated. The following tables set forth the per share data for each fiscal year ended September 30, except as otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and other distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.

--------------------------------------------------------------------------------
FOCUSED EQUITY FUND
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
PER SHARE DATA

           NET         INCOME FROM                             LESS DISTRIBUTIONS
           ASSET       INVESTMENT OPERATIONS                   FROM
           VALUE AT
           BEGINNING   Net          Net Realized   Total from  Net          Net Realized  Total
           OF PERIOD   Investment   and            Investment  Investment   Gain          Distributions
                       Income       Unrealized     Operations  Income
                                    Gain (Loss)
                                    on
                                    Investments
CLASS A

2000        $10.88      $(.08)        $(.42)         $(.50)      $--          $--            $--
2001         10.38       (.03)        (2.63)         (2.66)       --           --             --
2002          7.72       (.07)        (1.92)         (1.99)       --           --             --
2003          5.73       (.02)         1.52           1.50        --           --             --
2004          7.23       (.02)          .62            .60        --           --             --

CLASS B

2000        $10.84      $(.15)        $(.43)         $(.58)      $--          $--            $--
2001         10.26       (.09)        (2.59)         (2.68)       --           --             --
2002          7.58       (.13)        (1.86)         (1.99)       --           --             --
2003          5.59       (.07)         1.48           1.41        --           --             --
2004          7.00       (.08)         .61             .53        --           --             --
-------------------------------------------------------------------------------------------------------

+    NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER.

*    CALCULATED WITHOUT SALES CHARGES.

(a) TURNOVER INCLUDES EFFECT OF INVESTMENT MANAGER CHANGE AND REPOSITIONING OF PORTFOLIO.

--------------------------------------------------------------------------------------------
             TOTAL       RATIOS/SUPPLEMENTAL DATA
             RETURN

NET          TOTAL       NET        RATIO TO AVERAGE       RATIO TO AVERAGE        PORTFOLIO
ASSET        RETURN*     ASSETS     NET ASSETS+            NET ASSETS              TURNOVER
VALUE AT     (%)         AT                                BEFORE EXPENSES         RATE (%)
END OF                   END OF     Expenses   Net         WAIVED OR ASSUMED
PERIOD                   PERIOD     (%)        Investment
                         (IN                   Loss (%)    Expenses   Net
                         MILLIONS)                         (%)        Investment
                                                                      Loss (%)
CLASS A

  $10.38      (4.60)      $75         1.62       (.76)      1.52         (.66)       178
    7.72     (25.63)       51         1.75       (.35)       N/A          N/A        240(a)
    5.73     (25.78)       38         1.83       (.90)       N/A          N/A        150
    7.23      26.18        48         1.99       (.35)       N/A          N/A         49
    7.83       8.30        49         1.85       (.30)       N/A          N/A         39

CLASS B

  $10.26      (5.35)      $18         2.32      (1.46)      2.22        (1.36)       178
    7.58     (26.12)       13         2.45      (1.05)       N/A          N/A        240(a)
    5.59     (26.25)        9         2.53      (1.60)       N/A          N/A        150
    7.00      25.22        11         2.69      (1.05)       N/A          N/A         49
    7.53       7.57        11         2.55      (1.00)       N/A          N/A         39
--------------------------------------------------------------------------------------------

[FIRST INVESTORS LOGO]

FOCUSED EQUITY FUND

For more information about the Fund, the following documents are available for free upon request:

Annual/Semi-Annual Reports:

These Reports include the portfolio holdings of the Fund as well as a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

Shareholder Manual:

The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Fund's shares.

To obtain free copies of the Reports, the SAI and the Shareholder Manual, or to request other information, contact the Fund at:

ADMINISTRATIVE DATA MANAGEMENT CORP.
581 MAIN STREET
WOODBRIDGE, NJ 07095-1198
TELEPHONE:  1-800-423-4026

To obtain information about the Fund, including the Shareholder Manual, your account balance and transaction history, you may also visit our website at: www.firstinvestors.com. To access your account information, you will need a password, which you may request over the web or by telephone.

You can review and copy Fund documents (including the Reports, the SAI and the Shareholder Manual) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or (ii) by electronic request at publicinfo@sec.gov. To find out more, call the SEC at 1-202-942-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.

(INVESTMENT COMPANY ACT FILE NO. 811-6618)

[FIRST INVESTORS LOGO]





--------------------------------------------------------------------------------
GROWTH & INCOME FUND
--------------------------------------------------------------------------------








--------------------------------------------------------------------------------
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------




     THE DATE OF THIS
--------------------------------------------------------------------------------
                               P R O S P E C T U S
--------------------------------------------------------------------------------
                                                             IS JANUARY 31, 2005

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------

OVERVIEW OF THE FUND

What is the Growth & Income Fund?............................................ 3
     Objectives.............................................................. 3
     Principal Investment Strategies......................................... 3
     Principal Risks......................................................... 3
Who should consider buying the Growth & Income Fund?......................... 5
How has the Growth & Income Fund performed?.................................. 6
What are the fees and expenses of the Growth & Income Fund?.................. 8

THE FUND IN DETAIL

What are the Growth & Income Fund's objectives, principal
  investment strategies and principal risks?................................ 10
Who manages the Growth & Income Fund?....................................... 12

BUYING AND SELLING SHARES

How and when does the Fund price its shares?................................ 13
How do I buy shares?........................................................ 15
What are the sales charges?................................................. 16
Are sales charge discounts available?....................................... 18
How do I sell shares?....................................................... 20
Can I exchange my shares for the shares of other First Investors Funds?..... 21
What are the Fund's policies on frequent trading in the shares of the
  Fund?..................................................................... 21
What are the risks of frequent trading in the shares of the Fund?........... 22

ACCOUNT POLICIES

What about dividends and capital gain distributions?........................ 23
What about taxes?........................................................... 23
How do I obtain a complete explanation of all account privileges and policies?............................................................. 23

FINANCIAL HIGHLIGHTS ....................................................... 24

--------------------------------------------------------------------------------
OVERVIEW OF THE FUND
--------------------------------------------------------------------------------

WHAT IS THE GROWTH & INCOME FUND?

Objectives:

The Fund seeks long-term growth of capital and current income.

Principal Investment Strategies:

The Fund primarily invests in common stocks that offer the potential for capital growth, current income or both. The Fund seeks to invest in common stocks of companies that have a history of paying dividends ("dividend-paying stocks"). When the Fund cannot identify dividend-paying stocks that it believes offer sufficient growth potential, it pursues its objectives of growth and current income by investing in a combination of non-dividend-paying common stocks that offer growth potential ("growth stocks") and preferred stocks, convertible securities and corporate bonds. The Fund will normally allocate its stock holdings among stocks of large-, mid-, and small-cap companies. The Fund generally invests 50% to 75% of its total assets in securities of large-cap companies. The balance of the Fund's assets generally will be invested in mid- or small-cap companies. While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets ("foreign securities").

Principal Risks:

Because the Fund invests in common stocks, it is subject to market risk. While dividend-paying stocks are generally considered less volatile than other stocks, there can be no guarantee that the Fund's overall portfolio will be less volatile than the general stock market for a number of reasons, including the following:

o Depending upon market conditions, the income from dividend-paying stocks and other investments may not be sufficient to provide a cushion against general market downturns.

o If the Fund cannot identify dividend-paying stocks that it believes have sufficient growth potential, it may have a substantial portion of its portfolio in growth stocks. Growth stocks are typically more volatile than the general market. Growth stocks are generally stocks of companies which are expected to increase their earnings faster than the overall market. If expectations are not met, the prices of these stocks may decline significantly even if their earnings increase.

o The market risk associated with small-cap and mid-cap stocks is generally greater than that associated with large-cap stocks because mid-cap and small-cap stocks tend to experience sharper price fluctuations than large-cap stocks, particularly during bear markets.

o The prices of the Fund's investments in preferred stocks, convertible securities and bonds will fluctuate in relation to changes in interest rates, the economy and the financial conditions of companies that issue them. In general, these securities decline in value when interest rates rise.

o Investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE GROWTH & INCOME FUND?

The Growth & Income Fund may be used as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

o    Are primarily seeking growth of capital,

o    Are willing to accept a moderate degree of investment risk, and

o    Have a long-term investment horizon and are able to ride out market cycles.

Since the Fund's income level will likely be small and will fluctuate, there can be no assurance that the Fund will be able to pay dividends. The Fund is therefore not designed for investors who need an assured level of current income.

You should keep in mind that the Fund is not a complete investment program. For most investors, a complete program should include not only stock funds but also bond and money market funds. While stocks have historically outperformed other categories of investments over long periods of time, they generally carry higher risks. There have also been extended periods during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program can result in a loss.

HOW HAS THE GROWTH & INCOME FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

--------------------------------------------------------------------------------
                              GROWTH & INCOME FUND
                           [BAR CHART GRAPHIC OMITTED]

The bar chart contains the following plot points:

30.61%  19.96%  27.16%  23.41%  23.21%  -3.23%  -15.51%  -22.83%  29.85%  10.87%
 1995    1996    1997    1998    1999    2000    2001     2002     2003    2004

During the periods shown, the highest quarterly return was 19.43% (for the quarter ended December 31, 1998) and the lowest quarterly return was -16.45% (for the quarter ended September 30, 2002).
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes. After-tax returns on the sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.

Average Annual Total Returns
(For the periods ended December 31, 2004)
--------------------------------------------------------------------------------
                                                        Class A        Class B
                                                       Shares (10   Shares (Life
                                    1 Year   5 Years     Years)      of Class*)
--------------------------------------------------------------------------------
CLASS A SHARES
Return Before Taxes                 4.50%    -3.05%      10.01%          N/A
Return After Taxes on
Distributions                       4.41%    -3.56%       9.20%          N/A
Return After Taxes on
Distributions and Sale of Fund
Shares                              3.03%    -2.75%       8.55%          N/A
--------------------------------------------------------------------------------
CLASS B SHARES
Return Before Taxes                 6.17%    -2.99%       N/A           9.77%
--------------------------------------------------------------------------------
INDEX
S&P 500 Index (reflects no         10.88%    -2.30%      12.07%        11.47%
deduction for fees, expenses or
taxes)
--------------------------------------------------------------------------------

*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE S&P 500 INDEX IS FOR THE PERIOD 1/12/95 TO 12/31/04.

WHAT ARE THE FEES AND EXPENSES OF THE GROWTH & INCOME FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
Shareholder fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)       Class A Shares    Class B Shares
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)*      5.75%              None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)*                         None**            4.00%***
--------------------------------------------------------------------------------

* DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.

** A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.

*** 4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                     Total
                                                                  Annual Fund
                                   Distribution     Other          Operating
                     Management    and Service     Expenses        Expenses
                        Fees       (12b-1) Fees      (1)              (1)
--------------------------------------------------------------------------------
  Class A Shares       0.73%          0.30%         0.39%            1.42%
--------------------------------------------------------------------------------
  Class B Shares       0.73%          1.00%         0.39%            2.12%
--------------------------------------------------------------------------------

(1) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES OR TOTAL ANNUAL FUND OPERATING EXPENSES.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions your costs would be:

--------------------------------------------------------------------------------
                         ONE YEAR     THREE YEARS     FIVE YEARS     TEN YEARS
--------------------------------------------------------------------------------
If you redeem your shares:
--------------------------------------------------------------------------------
Class A shares             $711           $998          $1,307        $2,179
--------------------------------------------------------------------------------
Class B shares             $615           $964          $1,339        $2,273*
--------------------------------------------------------------------------------
If you do not redeem your shares:
--------------------------------------------------------------------------------
Class A shares             $711           $998          $1,307        $2,179
--------------------------------------------------------------------------------
Class B shares             $215           $664          $1,139        $2,273*
--------------------------------------------------------------------------------

*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

--------------------------------------------------------------------------------
THE FUND IN DETAIL
--------------------------------------------------------------------------------

WHAT ARE THE GROWTH & INCOME FUND'S OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

Objectives:

The Fund seeks long-term growth of capital and current income.

Principal Investment Strategies:

The Fund primarily invests in common stocks that offer the potential for capital growth, current income or both. The Fund seeks to invest in common stocks of companies that have a history of paying dividends. When the Fund cannot identify dividend-paying stocks that it believes offer sufficient growth potential, it pursues its objectives of growth and current income by investing in a combination of non-dividend-paying common stocks that offer growth potential and preferred stocks, convertible securities, and corporate bonds. The Fund's investments in corporate bonds will generally be bonds of U.S. companies that are rated in one of the four highest ratings categories by Moody's Investors Service, Inc. or Standard & Poor's Ratings Group (commonly called "investment grade bonds").

The Fund will normally allocate its stock holdings among stocks of large-, mid-, and small-cap companies. The Fund generally invests 50% to 75% of its total assets in securities of large-cap companies as defined by Lipper, Inc. ("Lipper") in classifying mutual funds. As of September 30, 2004, Lipper defined large-cap companies as those with market capitalizations of $11.6 billion and over. The balance of the Fund's assets generally will be invested in mid- or small-cap companies. While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets.

The Fund uses a "bottom-up" approach to selecting investments. This means that the Fund identifies potential investments through fundamental research and analysis and thereafter focuses on broader issues, such as economic trends, interest rates and industry diversification. In deciding whether to buy or sell securities, the Fund considers among other things the issuer's financial strength, management, earnings growth or potential earnings growth and history (if any) of paying dividends.

The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive. The Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If it does so, it may not achieve its investment objectives. The Fund may also choose not to take defensive positions.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report and information concerning the Fund's policies and procedures with respect to disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Growth & Income Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk. Stock prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

While dividend-paying stocks are generally considered less volatile than other stocks, there can be no guarantee that the Fund's overall portfolio will be less volatile than the general stock market. Depending upon market conditions, the income from dividend-paying stocks and other investments may not be sufficient to provide a cushion against general market downturns. Moreover, if the Fund cannot identify dividend-paying stocks that it believes have sufficient growth potential, it may have a substantial portion of its portfolio in growth stocks. Growth stocks are typically more volatile than the general market. Growth stocks are generally stocks of companies that are expected to increase their earnings faster than the overall market. If expectations are not met, the prices of these stocks may decline significantly even if their earnings increase.

Small-Cap and Mid-Cap Risk:

The market risk associated with small-cap and mid-cap stocks is generally greater than that associated with large-cap stocks because such stocks tend to experience sharper price fluctuations than large-cap stocks. The additional volatility associated with small-to-mid-cap stocks is attributable to a number of factors, including the fact that the earnings of small-to-mid-size companies tend to be less predictable than those of larger, more established companies. Small-to-mid-cap stocks are also not as broadly traded as stocks of companies with larger market capitalizations. At times, it may be difficult for the Fund to sell small-to-mid-cap stocks at reasonable prices.

Interest Rate and Credit Risk:

The values of preferred stock, bonds and other fixed income securities are affected by changes in interest rates, the economy and the financial conditions of companies that issue them. When interest rates rise, the prices of these securities may fall and when interest rates decline, the prices of these securities increase. This is known as interest rate risk.

Credit risk is the risk that an issuer of bonds or other fixed income securities will be unable to pay interest or principal when due. In general, the price of a fixed income security will decline when the credit quality of its issuer declines. Changes in the financial condition of an issuer, general economic conditions, and specific conditions that affect a particular type of issuer can impact the credit quality of an issuer.

Foreign Securities Risk:

Investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

Other Risks:

The income received by the Fund will also fluctuate with market conditions. Depending upon market conditions, the Fund may not have sufficient income to pay its shareholders regular dividends.

WHO MANAGES THE GROWTH & INCOME FUND?

First Investors Management Company, Inc. ("FIMCO" or "Adviser") is the investment adviser to the Fund. FIMCO has been the investment adviser to the First Investors Family of Funds since 1965. Its address is 95 Wall Street, New York, NY 10005. As of September 30, 2004, FIMCO served as investment adviser to 50 mutual funds or series of funds with total net assets of approximately $6.27 billion. FIMCO supervises all aspects of the Fund's operations. For the fiscal year ended September 30, 2004, FIMCO received advisory fees of 0.73% of the Fund's average daily net assets, net of any waiver.

Edwin D. Miska, Director of Equities, serves as Portfolio Manager of the Growth & Income Fund. He also serves as Portfolio Manager of First Investors Special Situations Fund and as Co-Portfolio Manager of the First Investors Mid-Cap Opportunity Fund. Mr. Miska also serves as the Portfolio Manager of the First Investors Life Series Discovery Fund. Prior to joining FIMCO in 2002, Mr. Miska was a Senior Portfolio Manager and Managing Director of Evergreen Investment Management Corp. Mr. Miska held various positions at Evergreen Investment Management Corp. from 1986 to 2001.

--------------------------------------------------------------------------------
BUYING AND SELLING SHARES
--------------------------------------------------------------------------------

HOW AND WHEN DOES THE FUND PRICE ITS SHARES?

The share price (which is called "net asset value" or "NAV" per share) for the Fund is calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) each day that the NYSE is open ("Business Day"). The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, the Fund first values its assets, subtracts its liabilities and divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

The investments of the Fund are generally valued based upon their last reported sale prices, market quotations, or estimates of value provided by a pricing service as of the close of trading on the NYSE (collectively, "current market values"). If current market values for investments are not readily available, are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the close of trading on the NYSE, the investments may be valued at fair value prices as determined by the investment adviser of the Fund under procedures that have been approved by the Board of Directors/Trustees of the Fund.

The Fund may fair value a security due to, among other things, the fact that:
(a) a pricing service does not offer a current market value for the security;
(b) a current market value furnished by a pricing service is believed to be stale; (c) the security does not open for trading or stops trading and does not resume trading before the close of trading on the NYSE, pending some corporate announcement or development; or (d) the security is illiquid or trades infrequently and its market value is therefore slow to react to information. In such cases, the Fund's investment adviser will price the security based upon its estimate of the security's market value using some or all of the following factors: the information that is available as of the close of trading on the NYSE, including issuer-specific news; overall market movements; sector movements; or movements of similar securities.

Foreign securities are priced based upon their market values as of the close of the foreign markets in which they principally trade. Foreign securities may be fair valued not only for the reasons described above but also because major market movements in the U.S. have occurred subsequent to the closing of the foreign markets. The Fund has adopted criteria for determining when a market movement in the U.S. might be considered a significant event warranting fair value pricing of foreign securities. Even if these criteria are met, the Fund will not fair value foreign securities unless it can conclude that the closing prices are no longer reliable and use of fair value prices would have a material impact on the Fund's net asset value per share.

In the event that a security, domestic or foreign, is priced using fair value pricing, a Fund's value for that security is likely to be different than the security's last reported market sale price or quotation. Moreover, fair value pricing is based upon opinions or predictions on how events or information may affect market prices. Thus, different investment advisers may, in good faith and using reasonable procedures, conclude that the same security has a different fair value. Finally, the use of fair value pricing for one or more securities held by the Fund could cause the Fund's net asset value to be materially different than if the Fund had employed market values in pricing its securities.

Debt obligations with maturities of 60 days or less are valued at amortized cost.

HOW DO I BUY SHARES?

You may buy shares of the Fund through a registered representative of First Investors Corporation or through another authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. Subsequent investments can be made in any amount. We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open a Fund account with small monthly payments. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Woodbridge, N.J. offices in good order, as described in the Shareholder Manual, by the close of regular trading on the NYSE, your transaction will be priced at that day's NAV plus any applicable sales charge ("offering price"). If you place your order with your Representative by the close of regular trading on the NYSE, your transaction will also be priced at that day's offering price provided that your order is received by our Woodbridge, N.J. offices by our processing deadline. Orders placed after the close of regular trading on the NYSE, or received in our Woodbridge, N.J. offices after our processing deadline, will be priced at the next Business Day's offering price. The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.

The Fund reserves the right to refuse any order to buy shares, without prior notice, if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

WHAT ARE THE SALES CHARGES?

The Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

Because of the lower overall expenses on Class A shares, we recommend Class A shares (rather than Class B shares) for purchases of $100,000 or more in the aggregate (based upon your holdings in all of our Funds). We will not accept a purchase order for Class B shares of $100,000 or more for a single Fund account unless we are contacted before the order is placed and we agree to accept it. For investments less than $100,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later. If you fail to tell us what class of shares you want, we will purchase Class A shares for you.

Your broker-dealer may have policies with respect to Class B shares that are more restrictive than those of our Funds. You should also be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. In such case, it is the responsibility of the broker-dealer to observe our $100,000 limit.

The following tables describe the sales charge for Class A shares and contingent deferred sales charge ("CDSC") for Class B shares.

--------------------------------------------------------------------------------
                                 CLASS A SHARES

Class A shares of the Fund are sold at the public offering price, which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.

YOUR INVESTMENT         SALES CHARGE AS A PERCENTAGE       SALES CHARGE AS A
                             OF OFFERING PRICE*         PERCENTAGE OF NET AMOUNT
                                                              INVESTED*
--------------------------------------------------------------------------------
Less than $100,000                  5.75%                       6.10%
--------------------------------------------------------------------------------
$100,000-$249,999                   4.50                        4.71
--------------------------------------------------------------------------------
$250,000-$499,999                   3.50                        3.63
--------------------------------------------------------------------------------
$500,000-$999,999                   2.50                        2.56
--------------------------------------------------------------------------------
$1,000,000 or more                   0**                         0**
--------------------------------------------------------------------------------

* DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.

**IF YOU INVEST $1,000,000 OR MORE, YOU WILL NOT PAY A FRONT-END SALES CHARGE. HOWEVER, IF YOU MAKE SUCH AN INVESTMENT AND THEN SELL YOUR SHARES WITHIN 24 MONTHS OF PURCHASE, YOU WILL PAY A CDSC OF 1.00%. AS DESCRIBED IN OUR SHAREHOLDER MANUAL, A CDSC OF 1.00% MAY ALSO BE IMPOSED ON REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED BY GROUP RETIREMENT PLANS WITHOUT A FRONT-END SALES CHARGE PURSUANT TO A SALES CHARGE WAIVER PRIVILEGE. AS FURTHER DESCRIBED IN THE SHAREHOLDER MANUAL, ANY APPLICABLE CDSCS MAY ALSO BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

--------------------------------------------------------------------------------
                                 CLASS B SHARES

Class B shares are sold at net asset value without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.

                                        CDSC AS A PERCENTAGE OF PURCHASE PRICE
YEAR OF REDEMPTION                               OR NAV AT REDEMPTION*
--------------------------------------------------------------------------------
Within the 1st or 2nd year                                 4%
--------------------------------------------------------------------------------
Within the 3rd or 4th year                                 3
--------------------------------------------------------------------------------
In the 5th year                                            2
--------------------------------------------------------------------------------
In the 6th year                                            1
--------------------------------------------------------------------------------
Within the 7th year and 8th year                           0
--------------------------------------------------------------------------------

* DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.

THERE IS NO CDSC ON CLASS B SHARES THAT ARE ACQUIRED THROUGH REINVESTMENT OF DIVIDENDS OR DISTRIBUTIONS. THE CDSC IS IMPOSED ON THE LOWER OF THE ORIGINAL PURCHASE PRICE OR THE NET ASSET VALUE OF THE SHARES BEING SOLD. FOR PURPOSES OF DETERMINING THE CDSC, ALL PURCHASES MADE DURING A CALENDAR MONTH ARE COUNTED AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH AT THE AVERAGE COST OF ALL PURCHASES MADE DURING THAT MONTH. TO KEEP YOUR CDSC AS LOW AS POSSIBLE, EACH TIME YOU PLACE A REQUEST TO SELL SHARES, WE WILL FIRST SELL ANY SHARES IN YOUR ACCOUNT THAT CARRY NO CDSC. IF THERE IS AN INSUFFICIENT NUMBER OF THESE SHARES TO MEET YOUR REQUEST IN FULL, WE WILL THEN SELL THOSE SHARES THAT HAVE THE LOWEST CDSC. AS FURTHER DESCRIBED IN THE SHAREHOLDER MANUAL, ANY APPLICABLE CDSCS MAY ALSO BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

The Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares that allow the Fund to pay fees for the marketing of Fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. These fees are paid monthly in arrears. Because these fees are paid out of the Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

ARE SALES CHARGE DISCOUNTS AVAILABLE?

You may qualify for Class A share sales charge discount under our Rights of Accumulation ("ROA") policy. If you already own shares of First Investors Funds, you are entitled to add the current values of those shares (measured by the current offering price) to your purchase in computing your sales charge. (Class A shares of our money market Funds are not counted for ROA purposes if they were purchased directly without a sales charge.) Thus, for example, if you already own shares of First Investors Funds on which you have paid sales charges and those shares are worth $100,000 based on the current offering price, your current purchase of $10,000 is entitled to the $100,000 sales charge discount.

In computing your sales charge discount level, you are also entitled to credit for the current values of First Investors Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record (i.e., your mailing address on your account) and are serviced by your broker-dealer firm ("Eligible Accounts"). For example, you are entitled to combine the current values of all First Investors Fund shares (measured by the current offering price) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm.

You can also qualify for a sales charge discount by signing a non-binding letter of intent ("LOI") to purchase a specific dollar amount of shares within 13 months. For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you sign an LOI for $100,000. You can also add to your LOI all Eligible Accounts which share your address of record at the time you enter into the LOI. You are not legally required to complete the LOI. However, if you fail to do so, your share balance will be reduced to reflect the appropriate sales charge without the LOI.

To ensure that you receive the proper sales charge discount, you must advise your broker-dealer of all Eligible Accounts that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable). In addition, the Fund or your broker-dealer may also ask you to provide account records, statements or other information related to all Eligible Accounts. You should be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. Your broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.

We will also reduce or waive sales charges and CDSCs in the following circumstances. Discounts on Class A share sales charges are available for group retirement plans and certain unit investment trust holders. Sales charges on Class A shares are waived on reinvestments of dividends and distributions, investments by certain qualified retirement plans, investments that are made to repay loans from retirement accounts, certain reinvestments of redemptions that have been made within six months, and investments by current and former associates of FIMCO or its affiliates and certain of their family members. CDSCs on Class A and Class B shares are waived for certain redemptions on the death or disability of all account owners, distributions from retirement plans due to plan termination, redemptions to remove excess contributions to IRAs and other retirement plan accounts, redemptions that are made because an account has fallen below our minimum account size or to pay account fees, certain redemptions that are made to satisfy required minimum distribution requirements from retirement accounts, and redemptions of up to 8 percent of the value of an account pursuant to a Systematic Withdrawal Plan. Finally, CDSCs on Class A and Class B share redemptions will be refunded in certain circumstances if the proceeds are reinvested in the shares of our Funds within six months.

You should consult with your representative or read our Shareholder Manual to determine whether you qualify for these discounts or waivers. The Shareholder Manual, which is part of the Statement of Additional Information, is available free of charge, upon request, from the Fund's transfer agent (see back cover). It is also available on our website, www.firstinvestors.com, under the heading "Investor Information", and by clicking on "Shareholder Manual". Our website also provides a direct link to the pages of the Shareholder Manual that discuss sales charges, discounts and waivers under the heading "Investor Information", and by clicking on "Sales Charges, Discounts and Waivers - Choosing Between Share Classes".

HOW DO I SELL SHARES?

You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who will place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp. ("ADM"), at 581 Main Street, Woodbridge, N.J. 07095-1198.

Subject to the policies outlined in our Shareholder Manual, you may also make a redemption by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank account. Shares that you have owned for less than 15 days may only be redeemed by written request.

Your redemption request will be processed at the price next computed after we receive the request in good order (less any applicable CDSC), as described in the Shareholder Manual. For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 15 days from the date of purchase).

If your account falls below the minimum account balance for any reason other than market fluctuation, the Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $25 annually on 60 days prior notice. The Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

For your protection, we will not process a written redemption request for an account without a signature guarantee if (1) the amount of the redemption is over $50,000, (2) the redemption is to be made payable to any person other than the registered owner(s) or any entity other than a major financial institution for the benefit of the registered owner(s), (3) the redemption proceeds are to be sent to an address other than the address of record, a pre-authorized bank account, or a major financial institution on the registered owner(s) behalf, (4) the redemption is to the address of record and the address of record has changed within sixty (60) days of the request (unless the written address change request was signed by all owners and signature guaranteed), or (5) we conclude that other circumstances warrant obtaining a signature guarantee. We may also require documentary proof of authority for redemptions from certain types of accounts, such as partnership accounts, corporate accounts, and retirement accounts.

Similarly, for your protection, we will not accept a telephone redemption request if (1) the amount of the redemption is over $50,000, (2) the amount of the redemption, combined with all other telephone redemptions within the previous 30 days, exceeds $100,000 for any one Fund account, (3) the redemption is to be made payable to any person other than the registered owners of the account, (4) the redemption is to be electronically transferred to any bank account other than a pre-authorized bank account, (5) the redemption proceeds are to be mailed to any address other than the address of record, or (6) the redemption is to the address of record and the address of record has been changed within the prior sixty (60) days and we have not received a signature guaranteed request signed by all of the owners of the account. In such circumstances, you will have to provide us with a written redemption request.

For additional information on our redemption and signature guarantee policies, see our Shareholder Manual, call your representative, or call ADM at 1-800-423-4026.

The Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?

Subject to the restrictions on frequent trading discussed below, you may exchange shares of the Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (e.g., Class A to Class A). For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.

WHAT ARE THE FUND'S POLICIES ON FREQUENT TRADING IN THE SHARES OF THE FUND?

The Fund is designed for long-term investment purposes and it is not intended to provide a vehicle for frequent trading. The Board of Directors/Trustees of the Fund has adopted policies and procedures to detect and prevent frequent trading in the shares of the Fund. These policies and procedures apply uniformly to all accounts. However, the ability of the Fund to detect and prevent frequent trading in certain accounts, such as omnibus accounts, is limited.

It is the policy of the Fund to decline to accept any new account that the Fund has reason to believe will be used for market timing purposes, based upon the amount invested, the Fund or Funds involved, and the background of the shareholder or broker-dealer involved. Alternatively, the Fund may allow such an account to be opened if it is provided with written assurances that the account will not be used for market timing.

It is the policy of the Fund to monitor activity in existing accounts to detect market-timing activity. The criteria used for monitoring differ depending upon the type of account involved. It is the policy of the Fund to reject, without any prior notice, any purchase or exchange transaction if the Fund believes that the transaction is part of a market timing strategy. The Fund also reserves the right to reject exchanges that in the Fund's view are excessive, even if the activity does not constitute market timing.

If the Fund rejects an exchange because it is believed to be part of a market timing strategy or otherwise, neither the redemption nor the purchase side of the exchange will be processed. Alternatively, the Fund may restrict exchange activity that is believed to be part of a market timing strategy or refuse to accept exchange requests via telephone, or any other electronic means.

WHAT ARE THE RISKS OF FREQUENT TRADING IN THE SHARES OF THE FUND?

To the extent that the policies of the Fund are not successful in detecting and preventing frequent trading in the shares of the Fund, frequent trading may: (a) interfere with the efficient management of the Fund by, among other things, causing the Fund to hold extra cash or to sell securities to meet redemptions;
(b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Fund, particularly for long-term shareholders who do not engage in frequent trading.

The risk of frequent trading includes the risk that investors may attempt to take advantage of the fact that small cap stocks may trade infrequently and thus their prices may be slow to react to information. As discussed above, the Fund has policies in place to detect and prevent frequent trading. To the extent that these policies are not successful in preventing a shareholder from engaging in market timing, it may cause dilution in the value of the shares held by other shareholders.

The risks of frequent trading include the risk of time zone arbitrage. Time zone arbitrage occurs when shareholders attempt to take advantage of the fact that the valuation of foreign securities held by a Fund may not reflect information or events that have occurred after the close of the foreign markets on which such securities principally trade but before the close of the NYSE. As discussed above, the Fund has policies in place to detect and prevent frequent trading. To the extent that these policies are not successful in preventing a shareholder from engaging in time zone arbitrage, it may cause dilution in the value of the shares held by other shareholders.

--------------------------------------------------------------------------------
ACCOUNT POLICIES
--------------------------------------------------------------------------------

WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

To the extent that it has net investment income, the Fund will declare and pay a dividend from net investment income on a quarterly basis. Any net realized capital gains will be distributed on an annual basis, usually at the end of the Fund's fiscal year. The Fund may make an additional distribution in any year, if necessary, to avoid a Federal excise tax on certain undistributed income and capital gain.

Dividends and other distributions declared on both classes of the Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of the Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of the Fund or certain other First Investors Funds or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding. If the Fund is unable to obtain a current address for you, it will reinvest your dividends and other distributions in additional Fund shares in accordance with our "Returned Mail" policy, as described in our Shareholder Manual.

A dividend or other distributions declared on a class of shares will be paid in additional shares of the distributing class if it is under $10 or if the Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

WHAT ABOUT TAXES?

Any dividends or capital gain distributions paid by the Fund are taxable to you unless you hold your shares in an IRA, 403(b) account, 401(k) account or other tax-deferred account. Dividends and distributions of net short-term capital gains (if any) are taxable to you as ordinary income. If you are an individual and meet certain holding period requirements with respect to your Fund shares, you may be eligible for reduced federal tax rates on "qualified dividend income" distributed by the Fund. Distributions of long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

HOW DO I OBTAIN A COMPLETE EXPLANATION OF ALL ACCOUNT PRIVILEGES AND POLICIES?

The Fund offers a full range of special privileges, including systematic investment programs, automatic payroll investment programs and telephone privileges. The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain upon request free of charge. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the financial performance of the Fund for the years indicated. The following tables set forth the per share data for each fiscal year ended September 30, except as otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and other distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.

--------------------------------------------------------------------------------
GROWTH & INCOME FUND
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
PER SHARE DATA

           NET         INCOME FROM                             LESS DISTRIBUTIONS
           ASSET       INVESTMENT OPERATIONS                   FROM
           VALUE AT
           BEGINNING   Net          Net Realized   Total from  Net          Net Realized  Total
           OF PERIOD   Investment   and            Investment  Investment   Gain          Distributions
                       Income       Unrealized     Operations  Income
                       (Loss)       Gain (Loss)
                                    on
                                    Investments
CLASS A

2000        $15.18       $.01          $2.98         $2.99      $.01          $1.55          $1.56
2001         16.61        .06          (3.99)        (3.93)      .03           1.49           1.52
2002 **      11.16        .03          (2.31)        (2.28)      .05             --            .05
2003          8.83        .04           1.85          1.89       .04             --            .04
2004         10.68        .06           1.43          1.49       .03             --            .03

CLASS B

2000        $14.90      $(.08)         $2.90         $2.82       $--          $1.55          $1.55
2001         16.17       (.01)         (3.88)        (3.89)       --           1.49           1.49
2002 **      10.79       (.04)         (2.24)        (2.28)       --             --             --
2003          8.51       (.03)          1.78          1.75        --             --             --
2004         10.26       (.03)          1.39          1.36        --             --             --
-------------------------------------------------------------------------------------------------------

+    NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER.

*    CALCULATED WITHOUT SALES CHARGES.

** PRIOR TO OCTOBER 1, 2001, THE GROWTH & INCOME FUND DID NOT AMORTIZE PREMIUMS ON DEBT SECURITIES. THE PER SHARE DATA AND RATIOS PRIOR TO OCTOBER 1, 2001 HAVE NOT BEEN RESTATED. THE CUMULATIVE EFFECT OF THIS ACCOUNTING CHANGE HAD NO IMPACT ON TOTAL NET ASSETS OF THE FUND.

---------------------------------------------------------------------------------------------
             TOTAL       RATIOS/SUPPLEMENTAL DATA
             RETURN

NET          TOTAL       NET        RATIO TO AVERAGE       RATIO TO AVERAGE        PORTFOLIO
ASSET        RETURN*     ASSETS     NET ASSETS+            NET ASSETS              TURNOVER
VALUE AT     (%)         AT                                BEFORE EXPENSES         RATE (%)
END OF                   END OF     Expenses   Net         WAIVED OR ASSUMED
PERIOD                   PERIOD     (%)        Investment
                         (IN                   Income      Expenses   Net
                         MILLIONS)             (Loss) (%)  (%)        Investment
                                                                      Income (%)
CLASS A

  $16.61        21.31     $494        1.28       .05        N/A         N/A          142
   11.16       (25.91)     383        1.34       .47        N/A         N/A          168
    8.83       (20.53)     318        1.46       .33        N/A         N/A          169
   10.68        21.49      400        1.52       .44        N/A         N/A           70
   12.14        13.95      499        1.42       .53        N/A         N/A           32

CLASS B

  $16.17        20.49     $107        1.98      (.65)       N/A         N/A          142
   10.79       (26.38)      82        2.04      (.23)       N/A         N/A          168
    8.51       (21.13)      65        2.16      (.37)       N/A         N/A          169
   10.26        20.56       76        2.22      (.26)       N/A         N/A           70
   11.62        13.26       83        2.12      (.17)       N/A         N/A           32
---------------------------------------------------------------------------------------------

[FIRST INVESTORS LOGO]

GROWTH & INCOME FUND

For more information about the Fund, the following documents are available for free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

These Reports include the portfolio holdings of the Fund as well as a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

SHAREHOLDER MANUAL:

The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Fund's shares.

To obtain free copies of the Reports, the SAI and the Shareholder Manual, or to request other information, contact the Fund at:

ADMINISTRATIVE DATA MANAGEMENT CORP.
581 MAIN STREET
WOODBRIDGE, NJ 07095-1198
TELEPHONE:  1-800-423-4026

To obtain information about the Fund, including the Shareholder Manual, your account balance and transaction history, you may also visit our website at: www.firstinvestors.com. To access your account information, you will need a password, which you may request over the web or by telephone.

You can review and copy Fund documents (including the Reports, the SAI and the Shareholder Manual) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or (ii) by electronic request at publicinfo@sec.gov. To find out more, call the SEC at 1-202-942-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.

(INVESTMENT COMPANY ACT FILE NO. 811-6618)

[FIRST INVESTORS LOGO]




--------------------------------------------------------------------------------
MID-CAP OPPORTUNITY FUND
-------------------------------------------------------------------------------




--------------------------------------------------------------------------------
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------


     THE DATE OF THIS
--------------------------------------------------------------------------------
                                 P R O S P E C T U S
--------------------------------------------------------------------------------
                                                             IS JANUARY 31, 2005

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------

OVERVIEW OF THE FUND

What is the Mid-Cap Opportunity Fund?......................................  3
     Objective.............................................................  3
     Principal Investment Strategies.......................................  3
     Principal Risks.......................................................  3
Who should consider buying the Mid-Cap Opportunity Fund?...................  4
How has the Mid-Cap Opportunity Fund performed?............................  5
What are the fees and expenses of the Mid-Cap Opportunity Fund?............  7

THE FUND IN DETAIL

What are the Mid-Cap Opportunity Fund's objective, principal investment strategies and principal risks?...............................  9
Who manages the Mid-Cap Opportunity Fund?.................................. 10

BUYING AND SELLING SHARES

How and when does the Fund price its shares?............................... 11
How do I buy shares?....................................................... 12
What are the sales charges?................................................ 13
Are sales charge discounts available?...................................... 14
How do I sell shares?...................................................... 15
Can I exchange my shares for the shares of other First Investors Funds?.... 17
What are the Fund's policies on frequent trading in the shares of the
  Fund? ................................................................... 17
What are the risks of frequent trading in the shares of the Fund?.......... 17

ACCOUNT POLICIES

What about dividends and capital gain distributions?....................... 19
What about taxes?.......................................................... 19
How do I obtain a complete explanation of all account privileges and policies? ............................................................... 19

FINANCIAL HIGHLIGHTS ...................................................... 20

--------------------------------------------------------------------------------
OVERVIEW OF THE FUND
--------------------------------------------------------------------------------

WHAT IS THE MID-CAP OPPORTUNITY FUND?

Objective:

The Fund seeks long-term capital growth.

Principal Investment Strategies:

The Fund primarily invests in common stocks of companies with medium market capitalizations ("mid-cap stocks") which offer the potential for substantial long-term growth. These companies are generally more established than smaller companies, yet are early enough in their development to be still capable of increasing their revenues and earnings at a strong rate. In selecting stocks, the Fund will look for companies that have one or more of the following: a strong balance sheet; experienced management; above-average earnings growth potential; and stocks that are attractively priced. Based upon the Fund's economic outlook for stocks, the Fund may decide to invest a portion of its assets in stocks of companies with small or large market capitalizations ("small-cap" and "large-cap"). While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets ("foreign securities").

Principal Risks:

While the potential long-term rewards of investing in the Fund are substantial, there are also substantial risks.

o An investment in the Fund is subject to market risk. Stock prices may decline over short or even extended periods not only because of company-specific developments but also in response to movements in the overall securities markets, general economic conditions and changes in interest rates or investor sentiment.

o Mid-cap stocks carry more market risk than large-cap stocks, because mid-cap companies generally rely on a smaller number of products or services and have less predictable earnings than large-cap companies. Mid-cap stocks tend to be less liquid and tend to experience sharper price fluctuations than stocks of large-cap companies. These fluctuations can be substantial.

o To the extent that the Fund decides to invest in small-cap companies, the risk of price fluctuations is greater.

o Investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE MID-CAP OPPORTUNITY FUND?

The Mid-Cap Opportunity Fund is most appropriately used to add diversification to an investment portfolio. It may be appropriate for you if you:

o    Are seeking significant growth of capital,

o    Are willing to accept higher than average investment risk, and

o    Have a long-term investment horizon and are able to ride out market cycles.

You should keep in mind that the Fund is not a complete investment program. For most investors, a complete program should include not only stock funds but also bond and money market funds. While stocks have historically outperformed other categories of investments over long periods of time, they generally carry higher risks. There have also been extended periods during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program can result in a loss.

HOW HAS THE MID-CAP OPPORTUNITY FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

--------------------------------------------------------------------------------
                            MID-CAP OPPORTUNITY FUND
                           [BAR CHART GRAPHIC OMITTED]

The bar chart contains the following plot points:

24.40%  15.34%  18.57%  11.90%  40.26%   3.16%  -12.94%  -19.92%  33.40%  16.63%
 1995    1996    1997    1998    1999    2000    2001     2002     2003    2004

During the periods shown, the highest quarterly return was 30.70% (for the quarter ended December 31, 1998) and the lowest quarterly return was -22.36% (for the quarter ended September 30, 2001).
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes.

After-tax returns on the sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)
--------------------------------------------------------------------------------
                                                      CLASS A         CLASS B
                                                     SHARES (10    SHARES (LIFE
                              1 YEAR     5 YEARS       YEARS)       OF CLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES
Return Before Taxes           9.91%       1.07%        10.91%           N/A
Return After Taxes on
Distributions                 9.91%       0.85%         9.96%           N/A
Return After Taxes on
Distributions and Sale
of Fund Shares                6.44%       0.85%         9.19%           N/A
--------------------------------------------------------------------------------
CLASS B SHARES
Return Before Taxes          11.78%       1.17%         N/A            10.52%
--------------------------------------------------------------------------------
INDEX
S&P 400 Mid-Cap Index
(reflects no deduction
for fees, expenses
or taxes)                    16.48%       9.54%        16.10%          16.09%
--------------------------------------------------------------------------------

*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE S&P 400 MID-CAP INDEX IS FOR THE PERIOD 1/12/95 TO 12/31/04.

WHAT ARE THE FEES AND EXPENSES OF THE MID-CAP OPPORTUNITY FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
Shareholder fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)      Class A Shares    Class B Shares
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)*      5.75%              None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)*                         None**            4.00%***
--------------------------------------------------------------------------------

* DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.

** A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.

*** 4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                    Total
                          Distribution            Annual Fund
             Management   and Service    Other     Operating    Fee        Net
                Fees        (12b-1)     Expenses   Expenses    Waiver   Expenses
                (1)           Fees        (2)         (2)        (1)       (2)
--------------------------------------------------------------------------------
  Class A      0.92%         0.30%       0.51%       1.73%      0.17%     1.56%
  Shares
--------------------------------------------------------------------------------
  Class B      0.92%         1.00%       0.51%       2.43%      0.17%     2.26%
  Shares
--------------------------------------------------------------------------------

(1) FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2004, THE ADVISER WAIVED MANAGEMENT FEES IN EXCESS OF 0.75% FOR THE FUND. THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND'S BOARD OF DIRECTORS/TRUSTEES ("BOARD") TO WAIVE MANAGEMENT FEES IN EXCESS OF 0.75% FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2005. THE BOARD MAY CHANGE OR ELIMINATE THIS WAIVER AT ANY TIME.

(2) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES, TOTAL ANNUAL FUND OPERATING EXPENSES OR NET EXPENSES.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one, which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:

--------------------------------------------------------------------------------
                      ONE YEAR       THREE YEARS      FIVE YEARS       TEN YEARS
--------------------------------------------------------------------------------
If you redeem your shares:
--------------------------------------------------------------------------------
Class A shares          $725            $1,073          $1,445           $2,485
--------------------------------------------------------------------------------
Class B shares          $629            $1,041          $1,480          $2,580*
--------------------------------------------------------------------------------
If you do not redeem your shares:
--------------------------------------------------------------------------------
Class A shares          $725            $1,073          $1,445           $2,485
--------------------------------------------------------------------------------
Class B shares          $229              $741          $1,280          $2,580*
--------------------------------------------------------------------------------

*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

--------------------------------------------------------------------------------
THE FUND IN DETAIL
--------------------------------------------------------------------------------

WHAT ARE THE MID-CAP OPPORTUNITY FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

Objective:

The Fund seeks long-term capital growth.

Principal Investment Strategies:

Under normal circumstances, the Mid-Cap Opportunity Fund will invest at least 80% of its net assets in mid-cap stocks. The Fund will notify shareholders at least 60 days prior to any change in this 80% policy.

The Fund defines mid-cap stocks as stocks of issuers with market capitalizations between $350 million and the upper limit of the mid-cap stock definition used by Lipper, Inc. ("Lipper") in classifying mutual funds. As of September 30, 2004, the Lipper mid-cap ceiling was $11.6 billion. The market capitalizations of companies considered by the Fund to be mid-cap will change with market conditions.

Mid-cap companies are generally more established than smaller capitalization companies, yet are early enough in their development to be still capable of increasing their revenues and earnings at a strong rate. The Fund also may invest a portion of its assets in stocks of small-cap or large-cap companies. While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets.

The Fund uses a "bottom-up" approach to selecting investments. The Fund uses fundamental research to search for companies that have one of more of the following: a strong balance sheet; experienced management; above-average earnings growth potential; and stocks that are attractively priced. The Fund attempts to stay broadly diversified, but it may emphasize certain industry sectors based upon economic and market conditions.

The Fund may sell a stock if it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive. The Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If it does so, it may not achieve its investment objective. The Fund may also choose not to take defensive positions.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report and information concerning the Fund's policies and procedures with respect to disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Mid-Cap Opportunity Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk. Stock prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

Small-Cap and Mid-Cap Risk:

The market risk associated with small-cap and mid-cap stocks is generally greater than that associated with large-cap stocks because such stocks tend to experience sharper price fluctuations than large-cap stocks. The additional volatility associated with small-to-mid-cap stocks is attributable to a number of factors, including the fact that the earnings of small-to-mid-size companies tend to be less predictable than those of larger, more established companies. Small-to-mid-cap stocks are also not as broadly traded as stocks of companies with larger market capitalizations. At times, it may be difficult for the Fund to sell small-to-mid-cap stocks at reasonable prices.

Foreign Securities Risk:

Investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

WHO MANAGES THE MID-CAP OPPORTUNITY FUND?

First Investors Management Company, Inc. ("FIMCO" or "Adviser") is the investment adviser to the Fund. FIMCO has been the investment adviser to the First Investors Family of Funds since 1965. Its address is 95 Wall Street, New York, NY 10005. As of September 30, 2004, FIMCO served as investment adviser to 50 mutual funds or series of funds with total net assets of approximately $6.27 billion. FIMCO supervises all aspects of the Fund's operations. For the fiscal year ended September 30, 2004, FIMCO received advisory fees of 0.75% of the Fund's average daily net assets, net of any waiver.

Edwin D. Miska, Director of Equities, serves as a Co-Portfolio Manager of the Mid-Cap Opportunity Fund. Mr. Miska also manages the First Investors Growth & Income Fund and First Investors Special Situations Fund. Mr. Miska also serves as the Portfolio Manager of the First Investors Life Series Discovery Fund. Prior to joining FIMCO in 2002, Mr. Miska was a Senior Portfolio Manager and Managing Director of Evergreen Investment Management Corp. Mr. Miska held various positions at Evergreen Investment Management Corp. from 1986 to 2001.

Steven S. Hill serves as the other Co-Portfolio Manager of the Mid-Cap Opportunity Fund. Mr. Hill joined FIMCO in 2002 as an equity analyst. Prior to joining FIMCO, Mr. Hill was employed by UBS Warburg, LLC (1999-2001) where he was a Director in their healthcare group and worked primarily on mergers and acquisitions. Prior to that, Mr. Hill was an investment banker for HSBC Securities (USA) Inc. (1996-1999).

--------------------------------------------------------------------------------
BUYING AND SELLING SHARES
--------------------------------------------------------------------------------

HOW AND WHEN DOES THE FUND PRICE ITS SHARES?

The share price (which is called "net asset value" or "NAV" per share) for the Fund is calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) each day that the NYSE is open ("Business Day"). The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, the Fund first values its assets, subtracts its liabilities and divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

The investments of the Fund are generally valued based upon their last reported sale prices, market quotations, or estimates of value provided by a pricing service as of the close of trading on the NYSE (collectively, "current market values"). If current market values for investments are not readily available, are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the close of trading on the NYSE, the investments may be valued at fair value prices as determined by the investment adviser of the Fund under procedures that have been approved by the Board of Directors/Trustees of the Fund.

The Fund may fair value a security due to, among other things, the fact that:
(a) a pricing service does not offer a current market value for the security;
(b) a current market value furnished by a pricing service is believed to be stale; (c) the security does not open for trading or stops trading and does not resume trading before the close of trading on the NYSE, pending some corporate announcement or development; or (d) the security is illiquid or trades infrequently and its market value is therefore slow to react to information. In such cases, the Fund's investment adviser will price the security based upon its estimate of the security's market value using some or all of the following factors: the information that is available as of the close of trading on the NYSE, including issuer-specific news; overall market movements; sector movements; or movements of similar securities.

Foreign securities are priced based upon their market values as of the close of the foreign markets in which they principally trade. Foreign securities may be fair valued not only for the reasons described above but also because major market movements in the U.S. have occurred subsequent to the closing of the foreign markets. The Fund has adopted criteria for determining when a market movement in the U.S. might be considered a significant event warranting fair value pricing of foreign securities. Even if these criteria are met, the Fund will not fair value foreign securities unless it can conclude that the closing prices are no longer reliable and use of fair value prices would have a material impact on the Fund's net asset value per share.

In the event that a security, domestic or foreign, is priced using fair value pricing, a Fund's value for that security is likely to be different than the security's last reported market sale price or quotation. Moreover, fair value pricing is based upon opinions or predictions on how events or information may affect market prices. Thus, different investment advisers may, in good faith and using reasonable procedures, conclude that the same security has a different fair value.

Finally, the use of fair value pricing for one or more securities held by the Fund could cause the Fund's net asset value to be materially different than if the Fund had employed market values in pricing its securities.

Debt obligations with maturities of 60 days or less are valued at amortized cost.

HOW DO I BUY SHARES?

You may buy shares of the Fund through a registered representative of First Investors Corporation or through another authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. Subsequent investments can be made in any amount. We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open a Fund account with small monthly payments. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Woodbridge, N.J. offices in good order, as described in the Shareholder Manual, by the close of regular trading on the NYSE, your transaction will be priced at that day's NAV plus any applicable sales charge ("offering price"). If you place your order with your Representative by the close of regular trading on the NYSE, your transaction will also be priced at that day's offering price provided that your order is received by our Woodbridge, N.J. offices by our processing deadline. Orders placed after the close of regular trading on the NYSE, or received in our Woodbridge, N.J. offices after our processing deadline, will be priced at the next Business Day's offering price. The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.

The Fund reserves the right to refuse any order to buy shares, without prior notice, if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

WHAT ARE THE SALES CHARGES?

The Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

Because of the lower overall expenses on Class A shares, we recommend Class A shares (rather than Class B shares) for purchases of $100,000 or more in the aggregate (based upon your holdings in all of our Funds). We will not accept a purchase order for Class B shares of $100,000 or more for a single Fund account unless we are contacted before the order is placed and we agree to accept it. For investments less than $100,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later. If you fail to tell us what class of shares you want, we will purchase Class A shares for you.

Your broker-dealer may have policies with respect to Class B shares that are more restrictive than those of our Funds. You should also be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. In such case, it is the responsibility of the broker-dealer to observe our $100,000 limit.

The following tables describe the sales charge for Class A shares and contingent deferred sales charge ("CDSC") for Class B shares.

--------------------------------------------------------------------------------
                                 CLASS A SHARES

Class A shares of the Fund are sold at the public offering price, which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.

YOUR INVESTMENT         SALES CHARGE AS A PERCENTAGE       SALES CHARGE AS A
                             OF OFFERING PRICE*         PERCENTAGE OF NET AMOUNT
                                                              INVESTED*
--------------------------------------------------------------------------------
Less than $100,000                  5.75%                       6.10%
--------------------------------------------------------------------------------
$100,000-$249,999                   4.50                        4.71
--------------------------------------------------------------------------------
$250,000-$499,999                   3.50                        3.63
--------------------------------------------------------------------------------
$500,000-$999,999                   2.50                        2.56
--------------------------------------------------------------------------------
$1,000,000 or more                   0**                         0**
--------------------------------------------------------------------------------

*DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.

**IF YOU INVEST $1,000,000 OR MORE, YOU WILL NOT PAY A FRONT-END SALES CHARGE. HOWEVER, IF YOU MAKE SUCH AN INVESTMENT AND THEN SELL YOUR SHARES WITHIN 24 MONTHS OF PURCHASE, YOU WILL PAY A CDSC OF 1.00%. AS DESCRIBED IN OUR SHAREHOLDER MANUAL, A CDSC OF 1.00% MAY ALSO BE IMPOSED ON REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED BY GROUP RETIREMENT PLANS WITHOUT A FRONT-END SALES CHARGE PURSUANT TO A SALES CHARGE WAIVER PRIVILEGE. AS FURTHER DESCRIBED IN THE SHAREHOLDER MANUAL, ANY APPLICABLE CDSCS MAY ALSO BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

--------------------------------------------------------------------------------
                                 CLASS B SHARES

Class B shares are sold at net asset value without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.

                                        CDSC AS A PERCENTAGE OF PURCHASE PRICE
YEAR OF REDEMPTION                               OR NAV AT REDEMPTION*
--------------------------------------------------------------------------------
Within the 1st or 2nd year                                 4%
--------------------------------------------------------------------------------
Within the 3rd or 4th year                                 3
--------------------------------------------------------------------------------
In the 5th year                                            2
--------------------------------------------------------------------------------
In the 6th year                                            1
--------------------------------------------------------------------------------
Within the 7th year and 8th year                           0
--------------------------------------------------------------------------------

* DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.

THERE IS NO CDSC ON CLASS B SHARES THAT ARE ACQUIRED THROUGH REINVESTMENT OF DIVIDENDS OR DISTRIBUTIONS. THE CDSC IS IMPOSED ON THE LOWER OF THE ORIGINAL PURCHASE PRICE OR THE NET ASSET VALUE OF THE SHARES BEING SOLD. FOR PURPOSES OF DETERMINING THE CDSC, ALL PURCHASES MADE DURING A CALENDAR MONTH ARE COUNTED AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH AT THE AVERAGE COST OF ALL PURCHASES MADE DURING THAT MONTH. TO KEEP YOUR CDSC AS LOW AS POSSIBLE, EACH TIME YOU PLACE A REQUEST TO SELL SHARES, WE WILL FIRST SELL ANY SHARES IN YOUR ACCOUNT THAT CARRY NO CDSC. IF THERE IS AN INSUFFICIENT NUMBER OF THESE SHARES TO MEET YOUR REQUEST IN FULL, WE WILL THEN SELL THOSE SHARES THAT HAVE THE LOWEST CDSC. AS FURTHER DESCRIBED IN THE SHAREHOLDER MANUAL, ANY APPLICABLE CDSCS MAY ALSO BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

The Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares that allow the Fund to pay fees for the marketing of Fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. These fees are paid monthly in arrears. Because these fees are paid out of the Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

ARE SALES CHARGE DISCOUNTS AVAILABLE?

You may qualify for Class A share sales charge discount under our Rights of Accumulation ("ROA") policy. If you already own shares of First Investors Funds, you are entitled to add the current values of those shares (measured by the current offering price) to your purchase in computing your sales charge. (Class A shares of our money market Funds are not counted for ROA purposes if they were purchased directly without a sales charge.) Thus, for example, if you already own shares of First Investors Funds on which you have paid sales charges and those shares are worth $100,000 based on the current offering price, your current purchase of $10,000 is entitled to the $100,000 sales charge discount.

In computing your sales charge discount level, you are also entitled to credit for the current values of First Investors Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record (i.e., your mailing address on your account) and are serviced by your broker-dealer firm ("Eligible Accounts"). For example, you are entitled to combine the current values of all First Investors Fund shares (measured by the current offering price) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm.

You can also qualify for a sales charge discount by signing a non-binding letter of intent ("LOI") to purchase a specific dollar amount of shares within 13 months. For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you sign an LOI for $100,000. You can also add to your LOI all Eligible Accounts which share your address of record at the time you enter into the LOI. You are not legally required to complete the LOI. However, if you fail to do so, your share balance will be reduced to reflect the appropriate sales charge without the LOI.

To ensure that you receive the proper sales charge discount, you must advise your broker-dealer of all Eligible Accounts that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable). In addition, the Fund or your broker-dealer may also ask you to provide account records, statements or other information related to all Eligible Accounts. You should be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. Your broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.

We will also reduce or waive sales charges and CDSCs in the following circumstances. Discounts on Class A share sales charges are available for group retirement plans and certain unit investment trust holders. Sales charges on Class A shares are waived on reinvestments of dividends and distributions, investments by certain qualified retirement plans, investments that are made to repay loans from retirement accounts, certain reinvestments of redemptions that have been made within six months, and investments by current and former associates of FIMCO or its affiliates and certain of their family members. CDSCs on Class A and Class B shares are waived for certain redemptions on the death or disability of all account owners, distributions from retirement plans due to plan termination, redemptions to remove excess contributions to IRAs and other retirement plan accounts, redemptions that are made because an account has fallen below our minimum account size or to pay account fees, certain redemptions that are made to satisfy required minimum distribution requirements from retirement accounts, and redemptions of up to 8 percent of the value of an account pursuant to a Systematic Withdrawal Plan. Finally, CDSCs on Class A and Class B share redemptions will be refunded in certain circumstances if the proceeds are reinvested in the shares of our Funds within six months.

You should consult with your representative or read our Shareholder Manual to determine whether you qualify for these discounts or waivers. The Shareholder Manual, which is part of the Statement of Additional Information, is available free of charge, upon request, from the Fund's transfer agent (see back cover). It is also available on our website, www.firstinvestors.com, under the heading

"Investor Information", and by clicking on "Shareholder Manual". Our website also provides a direct link to the pages of the Shareholder Manual that discuss sales charges, discounts and waivers under the heading " Investor Information", and by clicking on "Sales Charges, Discounts and Waivers - Choosing Between Share Classes".

HOW DO I SELL SHARES?

You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who will place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp. ("ADM"), at 581 Main Street, Woodbridge, N.J. 07095-1198.

Subject to the policies outlined in our Shareholder Manual, you may also make a redemption by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank account. Shares that you have owned for less than 15 days may only be redeemed by written request.

Your redemption request will be processed at the price next computed after we receive the request in good order (less any applicable CDSC), as described in the Shareholder Manual. For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 15 days from the date of purchase).

If your account falls below the minimum account balance for any reason other than market fluctuation, the Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $25 annually on 60 days prior notice. The Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

For your protection, we will not process a written redemption request for an account without a signature guarantee if (1) the amount of the redemption is over $50,000, (2) the redemption is to be made payable to any person other than the registered owner(s) or any entity other than a major financial institution for the benefit of the registered owner(s), (3) the redemption proceeds are to be sent to an address other than the address of record, a pre-authorized bank account, or a major financial institution on the registered owner(s) behalf, (4) the redemption is to the address of record and the address of record has changed within sixty (60) days of the request (unless the written address change request was signed by all owners and signature guaranteed), or (5) we conclude that other circumstances warrant obtaining a signature guarantee. We may also require documentary proof of authority for redemptions from certain types of accounts, such as partnership accounts, corporate accounts, and retirement accounts.

Similarly, for your protection, we will not accept a telephone redemption request if (1) the amount of the redemption is over $50,000, (2) the amount of the redemption, combined with all other telephone redemptions within the previous 30 days, exceeds $100,000 for any one Fund account, (3) the redemption is to be made payable to any person other than the registered owners of the account, (4) the redemption is to be electronically transferred to any bank account other than a pre-authorized bank account, (5) the redemption proceeds are to be mailed to any address other than the address of record, or (6) the redemption is to the address of record and the address of record has been changed within the prior sixty (60) days and we have not received a signature guaranteed request signed by all of the owners of the account. In such circumstances, you will have to provide us with a written redemption request.

For additional information on our redemption and signature guarantee policies, see our Shareholder Manual, call your representative, or call ADM at 1-800-423-4026.

The Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?

Subject to the restrictions on frequent trading discussed below, you may exchange shares of the Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (e.g., Class A to Class A). For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.

WHAT ARE THE FUND'S POLICIES ON FREQUENT TRADING IN THE SHARES OF THE FUND?

The Fund is designed for long-term investment purposes and it is not intended to provide a vehicle for frequent trading. The Board of Directors/Trustees of the Fund has adopted policies and procedures to detect and prevent frequent trading in the shares of the Fund. These policies and procedures apply uniformly to all accounts. However, the ability of the Fund to detect and prevent frequent trading in certain accounts, such as omnibus accounts, is limited.

It is the policy of the Fund to decline to accept any new account that the Fund has reason to believe will be used for market timing purposes, based upon the amount invested, the Fund or Funds involved, and the background of the shareholder or broker-dealer involved. Alternatively, the Fund may allow such an account to be opened if it is provided with written assurances that the account will not be used for market timing.

It is the policy of the Fund to monitor activity in existing accounts to detect market-timing activity. The criteria used for monitoring differ depending upon the type of account involved. It is the policy of the Fund to reject, without any prior notice, any purchase or exchange transaction if the Fund believes that the transaction is part of a market timing strategy. The Fund also reserves the right to reject exchanges that in the Fund's view are excessive, even if the activity does not constitute market timing.

If the Fund rejects an exchange because it is believed to be part of a market timing strategy or otherwise, neither the redemption nor the purchase side of the exchange will be processed. Alternatively, the Fund may restrict exchange activity that is believed to be part of a market timing strategy or refuse to accept exchange requests via telephone, or any other electronic means.

WHAT ARE THE RISKS OF FREQUENT TRADING IN THE SHARES OF THE FUND?

To the extent that the policies of the Fund are not successful in detecting and preventing frequent trading in the shares of the Fund, frequent trading may: (a) interfere with the efficient management of the Fund by, among other things, causing the Fund to hold extra cash or to sell securities to meet redemptions;
(b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Fund, particularly for long-term shareholders who do not engage in frequent trading.

The risk of frequent trading includes the risk that investors may attempt to take advantage of the fact that small cap stocks may trade infrequently and thus their prices may be slow to react to information. As discussed above, the Fund has policies in place to detect and prevent frequent trading. To the extent that these policies are not successful in preventing a shareholder from engaging in market timing, it may cause dilution in the value of the shares held by other shareholders.

The risks of frequent trading include the risk of time zone arbitrage. Time zone arbitrage occurs when shareholders attempt to take advantage of the fact that the valuation of foreign securities held by a Fund may not reflect information or events that have occurred after the close of the foreign markets on which such securities principally trade but before the close of the NYSE. As discussed above, the Fund has policies in place to detect and prevent frequent trading. To the extent that these policies are not successful in preventing a shareholder from engaging in time zone arbitrage, it may cause dilution in the value of the shares held by other shareholders.

--------------------------------------------------------------------------------
ACCOUNT POLICIES
--------------------------------------------------------------------------------

WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

To the extent that it has net investment income, the Fund will declare and pay a dividend from net investment income on an annual basis. Any net realized capital gains will be distributed on an annual basis, usually at the end of the Fund's fiscal year. The Fund may make an additional distribution in any year, if necessary, to avoid a Federal excise tax on certain undistributed income and capital gain.

Dividends and other distributions declared on both classes of the Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of the Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of the Fund or certain other First Investors Funds or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding. If the Fund is unable to obtain a current address for you, it will reinvest your dividends and other distributions in additional Fund shares in accordance with our "Returned Mail" policy, as described in our Shareholder Manual.

A dividend or other distributions declared on a class of shares will be paid in additional shares of the distributing class if it is under $10 or if the Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

WHAT ABOUT TAXES?

Any dividends or capital gain distributions paid by the Fund are taxable to you unless you hold your shares in an IRA, 403(b) account, 401(k) account or other tax-deferred account. Dividends and distributions of net short-term capital gains (if any) are taxable to you as ordinary income. If you are an individual and meet certain holding period requirements with respect to your Fund shares, you may be eligible for reduced federal tax rates on "qualified dividend income" distributed by the Fund. Distributions of long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

HOW DO I OBTAIN A COMPLETE EXPLANATION OF ALL ACCOUNT PRIVILEGES AND POLICIES?

The Fund offers a full range of special privileges, including systematic investment programs, automatic payroll investment programs and telephone privileges. The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain upon request free of charge. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the financial performance of the Fund for the years indicated. The following tables set forth the per share data for each fiscal year ended September 30, except as otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and other distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.

--------------------------------------------------------------------------------
MID-CAP OPPORTUNITY FUND
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
PER SHARE DATA

           NET         INCOME FROM                             LESS DISTRIBUTIONS
           ASSET       INVESTMENT OPERATIONS                   FROM
           VALUE AT
           BEGINNING   Net          Net Realized   Total from  Net          Net Realized  Total
           OF PERIOD   Investment   and            Investment  Investment   Gain          Distributions
                       Income       Unrealized     Operations  Income
                                    Gain (Loss)
                                    on
                                    Investments
CLASS A

2000        $21.02      $(.10)         $8.02         $7.92       $--          $2.28          $2.28
2001         26.66       (.05)         (7.67)        (7.72)       --           1.30           1.30
2002 **      17.64       (.13)         (1.73)        (1.86)       --             --             --
2003         15.78       (.12)          3.52          3.40        --             --             --
2004         19.18       (.09)          3.62          3.53        --             --             --

CLASS B

2000        $20.35      $(.20)         $7.67         $7.47       $--          $2.28          $2.28
2001         25.54       (.18)         (7.32)        (7.50)       --           1.30           1.30
2002 **      16.74       (.24)         (1.63)        (1.87)       --             --             --
2003         14.87       (.23)          3.31          3.08        --             --             --
2004         17.95       (.23)          3.38          3.15        --             --             --
-------------------------------------------------------------------------------------------------------

+    NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER.

*    CALCULATED WITHOUT SALES CHARGES.

--------------------------------------------------------------------------------------------
             TOTAL       RATIOS/SUPPLEMENTAL DATA
             RETURN

NET          TOTAL       NET        RATIO TO AVERAGE       RATIO TO AVERAGE        PORTFOLIO
ASSET        RETURN*     ASSETS     NET ASSETS+            NET ASSETS              TURNOVER
VALUE AT     (%)         AT                                BEFORE EXPENSES         RATE (%)
END OF                   END OF     Expenses   Net         WAIVED OR ASSUMED
PERIOD                   PERIOD     (%)        Investment
                         (IN                   Loss (%)    Expenses   Net
                         MILLIONS)                         (%)        Investment
                                                                      Loss (%)
CLASS A

  $26.66      41.41      $120        1.42       (.52)       1.67       (.77)         180
   17.64     (30.34)      109        1.51       (.27)       1.76       (.52)         123
   15.78     (10.55)      131        1.70       (.82)       1.95      (1.07)         112
   19.18      21.55       192        1.73       (.80)       1.97      (1.04)          37
   22.71      18.41       277        1.56       (.46)       1.73       (.63)          40

CLASS B

  $25.54      40.46       $24        2.12      (1.22)       2.37      (1.47)         180
   16.74     (30.84)       22        2.21       (.97)       2.46      (1.22)         123
   14.87     (11.17)       25        2.40      (1.52)       2.65      (1.77)         112
   17.95      20.71        35        2.43      (1.50)       2.67      (1.74)          37
   21.10      17.55        46        2.26      (1.16)       2.43      (1.33)          40
--------------------------------------------------------------------------------------------

[FIRST INVESTORS LOGO]

MID-CAP OPPORTUNITY FUND

For more information about the Fund, the following documents are available for free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

These Reports include the portfolio holdings of the Fund as well as a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

SHAREHOLDER MANUAL:

The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Fund's shares.

To obtain free copies of the Reports, the SAI and the Shareholder Manual, or to request other information, contact the Fund at:

ADMINISTRATIVE DATA MANAGEMENT CORP.
581 MAIN STREET
WOODBRIDGE, NJ 07095-1198
TELEPHONE:  1-800-423-4026

To obtain information about the Fund, including the Shareholder Manual, your account balance and transaction history, you may also visit our website at: www.firstinvestors.com. To access your account information, you will need a password, which you may request over the web or by telephone.

You can review and copy Fund documents (including the Reports, the SAI and the Shareholder Manual) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or (ii) by electronic request at publicinfo@sec.gov. To find out more, call the SEC at 1-202-942-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR data base on the SEC's Internet website at http://www.sec.gov.

(INVESTMENT COMPANY ACT FILE NO. 811-6618)

[FIRST INVESTORS LOGO]







--------------------------------------------------------------------------------
VALUE FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------


    THE DATE OF THIS
--------------------------------------------------------------------------------
                               P R O S P E C T U S
--------------------------------------------------------------------------------
                                                             IS JANUARY 31, 2005

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------

OVERVIEW OF THE FUND

What is the Value Fund?......................................................  3
    Objective................................................................  3
    Principal Investment Strategies..........................................  3
    Principal Risks..........................................................  3
Who should consider buying the Value Fund?...................................  4
How has the Value Fund performed?............................................  5
What are the fees and expenses of the Value Fund?............................  7

THE FUND IN DETAIL

What are the Value Fund's objective, principal
  investment strategies and principal risks?.................................  8
Who manages the Value Fund?..................................................  9

BUYING AND SELLING SHARES

How and when does the Fund price its shares?................................. 10
How do I buy shares?......................................................... 11
What are the sales charges?.................................................. 12
Are sales charge discounts available?........................................ 14
How do I sell shares?........................................................ 15
Can I exchange my shares for the shares of other First Investors Funds?...... 16
What are the Fund's policies on frequent trading in the shares of the Fund?.. 17
What are the risks of frequent trading in the shares of the Fund?............ 17

ACCOUNT POLICIES

What about dividends and capital gain distributions?......................... 18
What about taxes?................................. .......................... 18
How do I obtain a complete explanation of all account privileges and policies................................................................... 19

FINANCIAL HIGHLIGHTS ........................................................ 20

--------------------------------------------------------------------------------
OVERVIEW OF THE FUND
--------------------------------------------------------------------------------

WHAT IS THE VALUE FUND?

Objective:

The Fund's investment objective is to seek total return. This objective may be changed without shareholder approval.

Principal Investment Strategies:

The Fund invests primarily in dividend-paying stocks of companies that the Fund believes are undervalued. The Fund may also invest, to a lesser extent, in preferred stocks, convertible securities and fixed income securities.

In selecting stocks, the Fund typically begins by identifying companies that pay dividends. The Fund then looks for companies that meet one or more quantitative standards that indicate they may be undervalued, such as low price-to-earnings ratios or low price-to-cash flow ratios. The Fund also analyzes qualitative issues, such as whether the managements of the companies are pursuing reasonable strategies.

Although dividend-paying companies tend to be larger in size, the Fund generally will also invest a significant portion of its assets in small-cap and mid-cap companies. The Fund may also invest in stocks of companies of any size that do not pay dividends if they appear to be undervalued. While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets ("foreign securities").

Principal Risks:

o An investment in the Fund is subject to market risk. Stock prices may decline over short or even extended periods not only because of company specific developments but also in response to movements in the overall securities markets, general economic conditions and changes in interest rates or investor sentiment.

o Stocks that are considered "undervalued" may not rise as expected or may fall if anticipated events do not occur or investor perceptions do not change. Moreover, value stocks may fall out of favor with investors as a class.

o The market risk associated with small-cap and mid-cap stocks is generally greater than that associated with large-cap stocks because mid-cap and small-cap stocks tend to experience sharper price fluctuations than large-cap stocks, particularly during bear markets.

o The prices of the Fund's investments in preferred stocks, convertible securities and fixed income securities will fluctuate in relation to changes in interest rates, the economy and the financial conditions of companies that issue them. In general, these securities decline in value when interest rates rise or the financial conditions of their issuers deteriorate. This is referred to as interest rate risk and credit risk.

o Investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE VALUE FUND?

The Value Fund may be used as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

o  Are seeking total return,
o  Are willing to accept a moderate degree of investment risk, and
o  Have a long-term investment horizon and are able to ride out market cycles.

You should keep in mind that the Fund is not a complete investment program. For most investors, a complete program should include not only stock funds but also bond and money market funds. While stocks have historically outperformed other categories of investments over long periods of time, they generally carry higher risks. There have also been extended periods during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program can result in a loss.

HOW HAS THE VALUE FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

Prior to December 31, 2002, the Fund was named the Utilities Income Fund and it primarily focused its investments in utilities industries. The Fund's performance likely would have been different had it been following its current investment policies and investment strategies.

--------------------------------------------------------------------------------
                                   VALUE FUND
                          [BAR CHART GRAPHIC OMITTED]

The bar chart contains the following plot points:

32.20%  7.63%   24.01%  11.43%  15.70%  -1.22%  -19.88% -21.40% 25.25%  15.13%
1995    1996    1997    1998    1999    2000    2001    2002    2003    2004

During the periods shown, the highest quarterly return was 14.77% (for the quarter ended March 31, 2000) and the lowest quarterly return was -16.41% (for the quarter ended September 30, 2002).
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes. After-tax returns on the sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)

--------------------------------------------------------------------------------

                                                 CLASS A SHARES CLASS B SHARES
                                 1 YEAR  5 YEARS   (10 YEARS)   (LIFE OF CLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes              8.56%   -3.29%      6.76%           N/A
Return After Taxes on
  Distributions                  8.37%   -4.12%      5.28%           N/A
Return After Taxes on
  Distributions and Sale of
  Fund Shares                    5.77%   -3.19%      5.10%           N/A
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes             10.25%   -3.22%       N/A           6.60%
--------------------------------------------------------------------------------
INDEX

S&P 500 Index                   10.88%   -2.30%     12.07%         11.47%
(reflects no
deduction for fees,
expenses or taxes)
--------------------------------------------------------------------------------

*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURNS SHOWN FOR THE S&P 500 INDEX IS FOR THE PERIOD 1/12/95 TO 12/31/04.

WHAT ARE THE FEES AND EXPENSES OF THE VALUE FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
Shareholder fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)      Class A Shares     Class B Shares
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)*    5.75%               None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)*                       None**              4.00%***
--------------------------------------------------------------------------------

* DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.

** A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.

*** 4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                    Total
                                                                 Annual Fund
                            Distribution        Other             Operating
             Management     and Service        Expenses            Expenses
                 Fees           Fees             (1)                 (1)
--------------------------------------------------------------------------------
Class A Shares    0.75%        0.30%            0.43%               1.48%
--------------------------------------------------------------------------------
Class B Shares    0.75%        1.00%            0.43%               2.18%
--------------------------------------------------------------------------------

(1) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES OR TOTAL ANNUAL FUND OPERATING EXPENSES.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions your costs would be:

--------------------------------------------------------------------------------
                           ONE YEAR     THREE YEARS   FIVE YEARS   TEN YEARS
--------------------------------------------------------------------------------
If you redeem your shares:
--------------------------------------------------------------------------------
Class A                     $717          $1,016       $1,336        $2,242
shares
--------------------------------------------------------------------------------
Class B                     $621            $982       $1,369        $2,336*
shares
--------------------------------------------------------------------------------
If you do not redeem your shares:
--------------------------------------------------------------------------------
Class A                     $717          $1,016       $1,336        $2,242
shares
--------------------------------------------------------------------------------
Class B                     $221            $682       $1,169        $2,336*
shares
--------------------------------------------------------------------------------

*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

--------------------------------------------------------------------------------
THE FUND IN DETAIL
--------------------------------------------------------------------------------

WHAT ARE THE VALUE FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

Objective:

The Fund's investment objective is to seek total return.

Principal Investment Strategies:

The Fund invests, under normal market conditions, primarily in dividend-paying stocks of companies that the Fund believes are undervalued in the market relative to their long term potential. The Fund may also invest, to a lesser degree, in preferred stock, convertible securities, and fixed income securities.

In selecting stocks, the Fund typically begins by identifying companies that pay dividends. The Fund then analyzes companies that appear to be undervalued. Quantitatively, the Fund looks for companies that have one or more of the following characteristics: low price-to-earnings ratios, low price-to-cash flow ratios, low price-to-book value ratios, low price-to-sales ratios, low corporate leverage, and insider buying.

Qualitatively, the Fund assesses whether management is implementing a reasonable corporate strategy and is operating in the interests of shareholders. Other considerations may include analysis of the company's balance sheet, competition within a company's industry, barriers to entry and the potential for product substitution.

Although dividend-paying companies tend to be larger companies, the Fund will generally also invest a significant portion of its assets in mid-cap and small-cap companies. The Fund may also invest in stocks of companies of any size that do not pay dividends if they appear to be undervalued. Market capitalization is not an initial factor during the security selection process, but it is considered in assembling the total portfolio. While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets.

The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive. The Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If it does so, it may not achieve its investment objective. The Fund may also choose not to take defensive positions.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report and information concerning the Fund's policies and procedures with respect to disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Value Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk. Stock prices may decline over short or even extended periods not only because of company specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

Undervalued Securities Risk:

The Fund seeks to invest in stocks that are undervalued and that will rise in value due to anticipated events or changes in investor perceptions. If these events do not occur, are delayed or investor perceptions about the securities do not improve, the market price of these securities may not rise as expected or may fall. Moreover, value stocks may fall out of favor with investors and decline in price as a class.

Small-Cap and Mid-Cap Risk:

The market risk associated with small-cap and mid-cap stocks is generally greater than that associated with large-cap stocks because such stocks tend to experience sharper price fluctuations than large-cap stocks. The additional volatility associated with small-to-mid-cap stocks is attributable to a number of factors, including the fact that the earnings of small-to-mid-size companies tend to be less predictable than those of larger, more established companies. Small-to-mid-cap stocks are also not as broadly traded as stocks of companies with larger market capitalizations. At times, it may be difficult for the Fund to sell small-to-mid-cap stocks at reasonable prices.

Interest Rate and Credit Risk:

The values of preferred stock, bonds and other fixed income securities are affected by changes in interest rates, the economy and the financial conditions of companies that issue such securities. When interest rates rise, the prices of these securities may fall and when interest rates decline, the prices of these securities increase. This is known as interest rate risk.

Credit risk is the risk that an issuer of bonds or other fixed income securities will be unable to pay interest or principal when due. In general, the price of a fixed income security will decline when the credit quality of its issuer declines. Changes in the financial condition of an issuer, general economic conditions and specific conditions that affect a particular type of issuer can impact the credit quality of an issuer.

Foreign Securities Risk:

Investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

WHO MANAGES THE VALUE FUND?

First Investors Management Company, Inc. ("FIMCO" or "Adviser") is the investment adviser to the Fund. FIMCO has been the investment adviser to the First Investors Family of Funds since 1965. Its address is 95 Wall Street, New York, NY 10005. As of September 30, 2004, FIMCO served as investment adviser to 50 mutual funds or series of funds with total net assets of approximately $6.27 billion. FIMCO supervises all aspects of the Fund's operations. For the fiscal year ended September 30, 2004, FIMCO received advisory fees of 0.75% of the Fund's average daily net assets, net of any waiver.

Matthew S. Wright serves as Portfolio Manager of the Value Fund. Mr. Wright is also the Portfolio Manager for First Investors Life Series Value Fund. Mr. Wright joined FIMCO in February 1996 as an Equity Analyst.

--------------------------------------------------------------------------------
BUYING AND SELLING SHARES
--------------------------------------------------------------------------------

HOW AND WHEN DOES THE FUND PRICE ITS SHARES?

The share price (which is called "net asset value" or "NAV" per share) for the Fund is calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) each day that the NYSE is open ("Business Day"). The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, the Fund first values its assets, subtracts its liabilities and divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

The investments of the Fund are generally valued based upon their last reported sale prices, market quotations, or estimates of value provided by a pricing service as of the close of trading on the NYSE (collectively, "current market values"). If current market values for investments are not readily available, are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the close of trading on the NYSE, the investments may be valued at fair value prices as determined by the investment adviser of the Fund under procedures that have been approved by the Board of Directors/Trustees of the Fund.

The Fund may fair value a security due to, among other things, the fact that:
(a) a pricing service does not offer a current market value for the security;
(b) a current market value furnished by a pricing service is believed to be stale; (c) the security does not open for trading or stops trading and does not resume trading before the close of trading on the NYSE, pending some corporate announcement or development; or (d) the security is illiquid or trades infrequently and its market value is therefore slow to react to information. In such cases, the Fund's investment adviser will price the security based upon its estimate of the security's market value using some or all of the following factors: the information that is available as of the close of trading on the NYSE, including issuer-specific news; overall market movements; sector movements; or movements of similar securities.

Foreign securities are priced based upon their market values as of the close of the foreign markets in which they principally trade. Foreign securities may be fair valued not only for the reasons described above but also because major market movements in the U.S. have occurred subsequent to the closing of the foreign markets. The Fund has adopted criteria for determining when a market movement in the U.S. might be considered a significant event warranting fair value pricing of foreign securities. Even if these criteria are met, the Fund will not fair value foreign securities unless it can conclude that the closing prices are no longer reliable and use of fair value prices would have a material impact on the Fund's net asset value per share.

In the event that a security, domestic or foreign, is priced using fair value pricing, a Fund's value for that security is likely to be different than the security's last reported market sale price or quotation. Moreover, fair value pricing is based upon opinions or predictions on how events or information may affect market prices. Thus, different investment advisers may, in good faith and using reasonable procedures, conclude that the same security has a different fair value. Finally, the use of fair value pricing for one or more securities held by the Fund could cause the Fund's net asset value to be materially different than if the Fund had employed market values in pricing its securities.

Debt obligations with maturities of 60 days or less are valued at amortized cost.

HOW DO I BUY SHARES?

You may buy shares of the Fund through a registered representative of First Investors Corporation or through another authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. Subsequent investments can be made in any amount. We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open a Fund account with small monthly payments. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Woodbridge, N.J. offices in good order, as described in the Shareholder Manual, by the close of regular trading on the NYSE, your transaction will be priced at that day's NAV plus any applicable sales charge ("offering price"). If you place your order with your Representative by the close of regular trading on the NYSE, your transaction will also be priced at that day's offering price provided that your order is received by our Woodbridge, N.J. offices by our processing deadline. Orders placed after the close of regular trading on the NYSE, or received in our Woodbridge, N.J. offices after our processing deadline, will be priced at the next Business Day's offering price. The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.

The Fund reserves the right to refuse any order to buy shares, without prior notice, if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

WHAT ARE THE SALES CHARGES?

The Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

Because of the lower overall expenses on Class A shares, we recommend Class A shares (rather than Class B shares) for purchases of $100,000 or more in the aggregate (based upon your holdings in all of our Funds). We will not accept a purchase order for Class B shares of $100,000 or more for a single Fund account unless we are contacted before the order is placed and we agree to accept it. For investments less than $100,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later. If you fail to tell us what class of shares you want, we will purchase Class A shares for you.

Your broker-dealer may have policies with respect to Class B shares that are more restrictive than those of our Funds. You should also be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. In such case, it is the responsibility of the broker-dealer to observe our $100,000 limit.

The following tables describe the sales charge for Class A shares and contingent deferred sales charge ("CDSC") for Class B shares.

--------------------------------------------------------------------------------
                                 CLASS A SHARES

Class A shares of the Fund are sold at the public offering price, which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.


YOUR INVESTMENT    SALES CHARGE AS A PERCENTAGE    SALES CHARGE AS A PERCENTAGE
                       OF OFFERING PRICE*             OF NET AMOUNT INVESTED*
--------------------------------------------------------------------------------
Less than $100,000           5.75%                             6.10%
--------------------------------------------------------------------------------
$100,000-$249,999            4.50                              4.71
--------------------------------------------------------------------------------
$250,000-$499,999            3.50                              3.63
--------------------------------------------------------------------------------
$500,000-$999,999            2.50                              2.56
--------------------------------------------------------------------------------
$1,000,000 or MORE            0**                               0**
--------------------------------------------------------------------------------

* DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.

**IF YOU INVEST $1,000,000 OR MORE, YOU WILL NOT PAY A FRONT-END SALES CHARGE. HOWEVER, IF YOU MAKE SUCH AN INVESTMENT AND THEN SELL YOUR SHARES WITHIN 24 MONTHS OF PURCHASE, YOU WILL PAY A CDSC OF 1.00%. AS DESCRIBED IN OUR SHAREHOLDER MANUAL, A CDSC OF 1.00% MAY ALSO BE IMPOSED ON REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED BY GROUP RETIREMENT PLANS WITHOUT A FRONT-END SALES CHARGE PURSUANT TO A SALES CHARGE WAIVER PRIVILEGE. AS FURTHER DESCRIBED IN THE SHAREHOLDER MANUAL, ANY APPLICABLE CDSCS MAY ALSO BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

--------------------------------------------------------------------------------
                                 CLASS B SHARES

Class B shares are sold at net asset value without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.

                        CDSC AS A PERCENTAGE OF PURCHASE
                                      PRICE
YEAR OF REDEMPTION            OR NAV AT REDEMPTION*
--------------------------------------------------------------------------------
Within the 1st or 2nd year              4%
--------------------------------------------------------------------------------
Within the 3rd or 4th year              3
--------------------------------------------------------------------------------
In the 5th year                         2
--------------------------------------------------------------------------------
In the 6th year                         1
--------------------------------------------------------------------------------
Within the 7th year                     0
and 8th year
--------------------------------------------------------------------------------
* DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.

THERE IS NO CDSC ON CLASS B SHARES THAT ARE ACQUIRED THROUGH REINVESTMENT OF DIVIDENDS OR DISTRIBUTIONS. THE CDSC IS IMPOSED ON THE LOWER OF THE ORIGINAL PURCHASE PRICE OR THE NET ASSET VALUE OF THE SHARES BEING SOLD. FOR PURPOSES OF DETERMINING THE CDSC, ALL PURCHASES MADE DURING A CALENDAR MONTH ARE COUNTED AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH AT THE AVERAGE COST OF ALL PURCHASES MADE DURING THAT MONTH. TO KEEP YOUR CDSC AS LOW AS POSSIBLE, EACH TIME YOU PLACE A REQUEST TO SELL SHARES, WE WILL FIRST SELL ANY SHARES IN YOUR ACCOUNT THAT CARRY NO CDSC. IF THERE IS AN INSUFFICIENT NUMBER OF THESE SHARES TO MEET YOUR REQUEST IN FULL, WE WILL THEN SELL THOSE SHARES THAT HAVE THE LOWEST CDSC. AS FURTHER DESCRIBED IN THE SHAREHOLDER MANUAL, ANY APPLICABLE CDSCS MAY ALSO BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

The Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares that allow the Fund to pay fees for the marketing of Fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. These fees are paid monthly in arrears. Because these fees are paid out of the Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

ARE SALES CHARGE DISCOUNTS AVAILABLE?

You may qualify for Class A share sales charge discount under our Rights of Accumulation ("ROA") policy. If you already own shares of First Investors Funds, you are entitled to add the current values of those shares (measured by the current offering price) to your purchase in computing your sales charge. (Class A shares of our money market Funds are not counted for ROA purposes if they were purchased directly without a sales charge.) Thus, for example, if you already own shares of First Investors Funds on which you have paid sales charges and those shares are worth $100,000 based on the current offering price, your current purchase of $10,000 is entitled to the $100,000 sales charge discount.

In computing your sales charge discount level, you are also entitled to credit for the current values of First Investors Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record (i.e., your mailing address on your account.) and are serviced by your broker-dealer firm ("Eligible Accounts"). For example, you are entitled to combine the current values of all First Investors Fund shares (measured by the current offering price) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm.

You can also qualify for a sales charge discount by signing a non-binding letter of intent ("LOI") to purchase a specific dollar amount of shares within 13 months. For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you sign an LOI for $100,000. You can also add to your LOI all Eligible Accounts which share your address of record at the time you enter into the LOI. You are not legally required to complete the LOI. However, if you fail to do so, your share balance will be reduced to reflect the appropriate sales charge without the LOI.

To ensure that you receive the proper sales charge discount, you must advise your broker-dealer of all Eligible Accounts that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable). In addition, the Fund or your broker-dealer may also ask you to provide account records, statements or other information related to all Eligible Accounts. You should be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. Your broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.

We will also reduce or waive sales charges and CDSCs in the following circumstances. Discounts on Class A share sales charges are available for group retirement plans and certain unit investment trust holders. Sales charges on Class A shares are waived on reinvestments of dividends and distributions, investments by certain qualified retirement plans, investments that are made to repay loans from retirement accounts, certain reinvestments of redemptions that have been made within six months, and investments by current and former associates of FIMCO or its affiliates and certain of their family members. CDSCs on Class A and Class B shares are waived for certain redemptions on the death or disability of all account owners, distributions from retirement plans due to plan termination, redemptions to remove excess contributions to IRAs and other retirement plan accounts, redemptions that are made because an account has fallen below our minimum account size or to pay account fees, certain redemptions that are made to satisfy required minimum distribution requirements from retirement accounts, and redemptions of up to 8 percent of the value of an account pursuant to a Systematic Withdrawal Plan. Finally, CDSCs on Class A and Class B share redemptions will be refunded in certain circumstances if the proceeds are reinvested in the shares of our Funds within six months.

You should consult with your representative or read our Shareholder Manual to determine whether you qualify for these discounts or waivers. The Shareholder Manual, which is part of the Statement of Additional Information, is available free of charge, upon request, from the Fund's transfer agent (see back cover). It is also available on our website, www.firstinvestors.com, under the heading "Investor Information", and by clicking on "Shareholder Manual". Our website also provides a direct link to the pages of the Shareholder Manual that discuss sales charges, discounts and waivers under the heading " Investor Information", and by clicking on "Sales Charges, Discounts and Waivers - Choosing Between Share Classes".

HOW DO I SELL SHARES?

You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who will place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp. ("ADM"), at 581 Main Street, Woodbridge, N.J. 07095-1198.

Subject to the policies outlined in our Shareholder Manual, you may also make a redemption by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank account. Shares that you have owned for less than 15 days may only be redeemed by written request.

Your redemption request will be processed at the price next computed after we receive the request in good order (less any applicable CDSC), as described in the Shareholder Manual. For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 15 days from the date of purchase).

If your account falls below the minimum account balance for any reason other than market fluctuation, the Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $25 annually on 60 days prior notice. The Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

For your protection, we will not process a written redemption request for an account without a signature guarantee if (1) the amount of the redemption is over $50,000, (2) the redemption is to be made payable to any person other than the registered owner(s) or any entity other than a major financial institution for the benefit of the registered owner(s), (3) the redemption proceeds are to be sent to an address other than the address of record, a pre-authorized bank account, or a major financial institution on the registered owner(s) behalf, (4) the redemption is to the address of record and the address of record has changed within sixty (60) days of the request (unless the written address change request was signed by all owners and signature guaranteed), or (5) we conclude that other circumstances warrant obtaining a signature guarantee. We may also require documentary proof of authority for redemptions from certain types of accounts, such as partnership accounts, corporate accounts, and retirement accounts.

Similarly, for your protection, we will not accept a telephone redemption request if (1) the amount of the redemption is over $50,000, (2) the amount of the redemption, combined with all other telephone redemptions within the previous 30 days, exceeds $100,000 for any one Fund account, (3) the redemption is to be made payable to any person other than the registered owners of the account, (4) the redemption is to be electronically transferred to any bank account other than a pre-authorized bank account, (5) the redemption proceeds are to be mailed to any address other than the address of record, or (6) the redemption is to the address of record and the address of record has been changed within the prior sixty (60) days and we have not received a signature guaranteed request signed by all of the owners of the account. In such circumstances, you will have to provide us with a written redemption request.

For additional information on our redemption and signature guarantee policies, see our Shareholder Manual, call your representative, or call ADM at 1-800-423-4026.

The Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?

Subject to the restrictions on frequent trading discussed below, you may exchange shares of the Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (e.g., Class A to Class A). For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.

WHAT ARE THE FUND'S POLICIES ON FREQUENT TRADING IN THE SHARES OF THE FUND?

The Fund is designed for long-term investment purposes and it is not intended to provide a vehicle for frequent trading. The Board of Directors/Trustees of the Fund has adopted policies and procedures to detect and prevent frequent trading in the shares of the Fund. These policies and procedures apply uniformly to all accounts. However, the ability of the Fund to detect and prevent frequent trading in certain accounts, such as omnibus accounts, is limited.

It is the policy of the Fund to decline to accept any new account that the Fund has reason to believe will be used for market timing purposes, based upon the amount invested, the Fund or Funds involved, and the background of the shareholder or broker-dealer involved. Alternatively, the Fund may allow such an account to be opened if it is provided with written assurances that the account will not be used for market timing.

It is the policy of the Fund to monitor activity in existing accounts to detect market-timing activity. The criteria used for monitoring differ depending upon the type of account involved. It is the policy of the Fund to reject, without any prior notice, any purchase or exchange transaction if the Fund believes that the transaction is part of a market timing strategy. The Fund also reserves the right to reject exchanges that in the Fund's view are excessive, even if the activity does not constitute market timing.

If the Fund rejects an exchange because it is believed to be part of a market timing strategy or otherwise, neither the redemption nor the purchase side of the exchange will be processed. Alternatively, the Fund may restrict exchange activity that is believed to be part of a market timing strategy or refuse to accept exchange requests via telephone, or any other electronic means.

WHAT ARE THE RISKS OF FREQUENT TRADING IN THE SHARES OF THE FUND?

To the extent that the policies of the Fund are not successful in detecting and preventing frequent trading in the shares of the Fund, frequent trading may: (a) interfere with the efficient management of the Fund by, among other things, causing the Fund to hold extra cash or to sell securities to meet redemptions;
(b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Fund, particularly for long-term shareholders who do not engage in frequent trading.

The risk of frequent trading includes the risk that investors may attempt to take advantage of the fact that small cap stocks may trade infrequently and thus their prices may be slow to react to information. As discussed above, the Fund has policies in place to detect and prevent frequent trading. To the extent that these policies are not successful in preventing a shareholder from engaging in market timing, it may cause dilution in the value of the shares held by other shareholders.

The risks of frequent trading include the risk of time zone arbitrage. Time zone arbitrage occurs when shareholders attempt to take advantage of the fact that the valuation of foreign securities held by a Fund may not reflect information or events that have occurred after the close of the foreign markets on which such securities principally trade but before the close of the NYSE. As discussed above, the Fund has policies in place to detect and prevent frequent trading. To the extent that these policies are not successful in preventing a shareholder from engaging in time zone arbitrage, it may cause dilution in the value of the shares held by other shareholders.

--------------------------------------------------------------------------------
ACCOUNT POLICIES
--------------------------------------------------------------------------------

WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

To the extent that it has net investment income, the Fund will declare and pay a dividend from net investment income on a quarterly basis. Any net realized capital gains will be distributed on an annual basis, usually at the end of the Fund's fiscal year. The Fund may make an additional distribution in any year, if necessary, to avoid a Federal excise tax on certain undistributed income and capital gain.

Dividends and other distributions declared on both classes of the Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of the Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of the Fund or certain other First Investors Funds or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding. If the Fund is unable to obtain a current address for you, it will reinvest your dividends and other distributions in additional Fund shares in accordance with our "Returned Mail" policy, as described in our Shareholder Manual.

A dividend or other distributions declared on a class of shares will be paid in additional shares of the distributing class if it is under $10 or if the Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

WHAT ABOUT TAXES?

Any dividends or capital gain distributions paid by the Fund are taxable to you unless you hold your shares in an IRA, 403(b) account, 401(k) account or other tax-deferred account. Dividends and distributions of net short-term capital gains (if any) are taxable to you as ordinary income. If you are an individual and meet certain holding period requirements with respect to your Fund shares, you may be eligible for reduced federal tax rates on "qualified dividend income" distributed by the Fund. Distributions of long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

HOW DO I OBTAIN A COMPLETE EXPLANATION OF ALL ACCOUNT PRIVILEGES AND POLICIES?

The Fund offers a full range of special privileges, including systematic investment programs, automatic payroll investment programs and telephone privileges. The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain upon request free of charge. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the financial performance of the Fund for the years indicated. The following tables set forth the per share data for each fiscal year ended September 30, except as otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and other distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.

--------------------------------------------------------------------------------
VALUE FUND
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
PER SHARE DATA

        NET ASSET     INCOME FROM                               LESS DISTRIBUTIONS
        VALUE AT      INVESTMENT OPERATIONS                     FROM
        BEGINNING
        OF PERIOD     Net           Net Realized   Total from   Net             Net Realized    Total
                      Investment    and            Investment   Investment      Gain            Distributions
                      Income        Unrealized     Operations   Income
                                    Gain (Loss)
                                    on Investments

CLASS A

2000      $7.99         $.13        $1.21           $1.34       $.13            $.60            $.73
2001       8.60          .10        (2.10)          (2.00)       .11             .56              67
2002**     5.93          .11        (1.65)          (1.54)       .13              --             .13
2003       4.26          .08          .73             .81        .08              --             .08
2004       4.99          .07          .96            1.03        .07              --             .07

CLASS B

2000      $7.88         $.08        $1.18           $1.26       $.07            $.60            $.67
2001       8.47          .06        (2.07)          (2.01)       .06             .56             .62
2002**     5.84          .07        (1.63)          (1.56)       .08              --             .08
2003       4.20          .05          .71             .76        .04              --             .04
2004       4.92          .03          .95             .98        .03              --             .03

-------------------------------------------------------------------------------------------------------------

+       NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER.
*       CALCULATED WITHOUT SALES CHARGES.
**      PRIOR TO OCTOBER 1, 2001, THE VALUE FUND DID NOT AMORTIZE PREMIUMS ON DEBT SECURITIES. THE PER SHARE
        DATA AND RATIOS PRIOR TO OCTOBER 1, 2001 HAVE NOT BEEN RESTATED. THE CUMULATIVE EFFECT OF THIS
        ACCOUNTING CHANGE HAD NO IMPACT ON TOTAL NET ASSETS OF THE FUND.


-------------------------------------------------------------------------------------------------------------
          TOTAL      RATIOS/SUPPLEMENTAL DATA
          RETURN

 NET      TOTAL      NET           RATIO TO AVERAGE         RATIO TO AVERAGE       PORTFOLIO
 ASSET    RETURN*    ASSETS AT     NET ASSETS+              NET ASSETS             TURNOVER
 VALUE    (%)        END OF                                 BEFORE EXPENSES        RATE(%)
 AT END              PERIOD                                 WAIVED OR ASSUMED
 OF                  (IN           Expenses    Net
 PERIOD              MILLIONS)     (%)         Investment
                                               Income (%)   Expenses   Net
                                                            (%)        Investment
                                                                       Income (%)

CLASS A

 $8.60     17.58      $187           1.31        1.57            N/A        N/A        46
  5.93    (24.98)      149           1.37        1.47            N/A        N/A        51
  4.26    (26.34)       99           1.51        1.93            N/A        N/A        40
  4.99     19.04       126           1.67        1.69            N/A        N/A        92
  5.95     20.57       185           1.48        1.21            N/A        N/A        11

CLASS B

 $8.47     16.77       $32           2.01         .87            N/A        N/A        46
  5.84    (25.46)       26           2.07         .77            N/A        N/A        51
  4.20    (26.94)       17           2.21        1.23            N/A        N/A        40
  4.92     18.26        19           2.37         .99            N/A        N/A        92
  5.87     19.91        23           2.18         .51            N/A        N/A        11

-------------------------------------------------------------------------------------------------------------

[FIRST INVESTORS LOGO]


VALUE FUND

For more information about the Fund, the following documents are available for free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

These Reports include the portfolio holdings of the Fund as well as a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL
INFORMATION (SAI):

The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

SHAREHOLDER MANUAL:

The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Fund's shares.

To obtain free copies of the Reports, the SAI and the Shareholder Manual, or to request other information, contact the Fund at:

ADMINISTRATIVE DATA MANAGEMENT CORP.
581 MAIN STREET
WOODBRIDGE, NJ 07095-1198
TELEPHONE:  1-800-423-4026

To obtain information about the Fund, including the Shareholder Manual, your account balance and transaction history, you may also visit our website at: www.firstinvestors.com. To access your account information, you will need a password, which you may request over the web or by telephone.

You can review and copy Fund documents (including the Reports, the SAI and the Shareholder Manual) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or (ii) by electronic request at publicinfo@sec.gov. To find out more, call the SEC at 1-202-942-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.

(INVESTMENT COMPANY ACT FILE NO. 811-6618)